UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X MSCI China Energy ETF (ticker: CHIE)
Global X MSCI China Materials ETF (ticker: CHIM)
Global X MSCI China Industrials ETF (ticker: CHII)
Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI China Consumer Staples ETF (ticker: CHIS)
Global X MSCI China Health Care ETF (ticker: CHIH)
Global X MSCI China Financials ETF (ticker: CHIX)
Global X MSCI China Information Technology ETF (ticker: CHIK)
Global X MSCI China Communication Services ETF (ticker: CHIC)
Global X MSCI China Utilities ETF (ticker: CHIU)
Global X MSCI China Real Estate ETF (ticker: CHIR)
Global X MSCI Greece ETF (ticker: GREK)
Global X DAX Germany ETF (ticker: DAX)
Global X MSCI Portugal ETF (ticker: PGAL)
Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Pakistan ETF (ticker: PAK)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X MSCI Vietnam ETF (ticker: VNAM)
Global X MSCI Next Emerging & Frontier ETF (ticker: EMFM)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Southeast Asia ETF (ticker: ASEA)

Semi-Annual Report
April 30, 2022

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments
Global X MSCI China Energy ETF	1
Global X MSCI China Materials ETF	3
Global X MSCI China Industrials ETF	8
Global X MSCI China Consumer Discretionary ETF	13
Global X MSCI China Consumer Staples ETF	17
Global X MSCI China Health Care ETF	20
Global X MSCI China Financials ETF	24
Global X MSCI China Information Technology ETF	28
Global X MSCI China Communication Services ETF	34
Global X MSCI China Utilities ETF	37
Global X MSCI China Real Estate ETF	39
Global X MSCI Greece ETF	42
Global X DAX Germany ETF	45
Global X MSCI Portugal ETF	49
Global X MSCI Colombia ETF	53
Global X MSCI Argentina ETF	57
Global X MSCI Pakistan ETF	61
Global X MSCI Nigeria ETF	64
Global X MSCI Vietnam ETF	67
Global X MSCI Next Emerging & Frontier ETF	71
Global X MSCI Norway ETF	86
Global X FTSE Southeast Asia ETF	91
Statements of Assets and Liabilities	96
Statements of Operations	102
Statements of Changes in Net Assets	108
Financial Highlights	119
Notes to Financial Statements	135
Disclosure of Fund Expenses	164
Approval of Investment Advisory Agreement	168
Supplemental Information	176

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year  as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA — 4.8%
Energy — 4.8%
Woodside Petroleum	9,154	$202,640

CHINA — 94.6%
Energy — 94.6%
CGN Mining	1,497,200	148,839
China Coal Energy, Cl H	246,500	210,178
China Oilfield Services, Cl H	282,186	293,114
China Petroleum & Chemical, Cl A	23,050	15,062
China Petroleum & Chemical, Cl H	647,697	321,118
China Shenhua Energy, Cl A	3,900	18,074
China Shenhua Energy, Cl H	118,955	383,572
China Suntien Green Energy, Cl H	291,600	166,498
COSCO SHIPPING Energy Transportation, Cl A	163,600	194,348
Guanghui Energy, Cl A	166,150	221,643
Inner Mongolia Yitai Coal, Cl B	182,694	246,272
Offshore Oil Engineering, Cl A	203,775	125,486
PetroChina, Cl A	16,300	13,204
PetroChina, Cl H	638,863	309,410
Shaanxi Coal Industry, Cl A	79,886	207,001
Shanxi Coking Coal Energy Group, Cl A	114,253	241,349
Shanxi Lu’an Environmental Energy Development, Cl A	85,465	199,324
Sinopec Kantons Holdings	417,700	143,206
Yankuang Energy Group, Cl A	12,804	66,953
Yankuang Energy Group, Cl H	118,275	337,664

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Energy ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Energy — continued
Yantai Jereh Oilfield Services Group, Cl A	24,910	$116,717

TOTAL CHINA		3,979,032
TOTAL COMMON STOCK
(Cost $3,402,211)		4,181,672

U.S. TREASURY OBLIGATION — 9.5%
U.S. Treasury Bill
0.010%, 05/03/22(A)
(Cost $400,000)	$400,000	399,999
TOTAL INVESTMENTS — 108.9%
(Cost $3,802,211)		$4,581,671

Percentages are based on Net Assets of $4,206,093.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,181,672	$—	$—	$4,181,672
U.S. Treasury Obligation	—	399,999	—	399,999
Total Investments in Securities	$4,181,672	$399,999	$—	$4,581,671

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 100.1%
CHINA — 97.4%
Materials — 97.4%
Aluminum Corp of China, Cl A	52,100	$37,339
Aluminum Corp of China, Cl H	225,339	107,699
Anhui Conch Cement, Cl A	11,200	67,385
Anhui Conch Cement, Cl H	65,170	356,327
Anhui Honglu Steel Construction Group, Cl A	1,300	7,099
Baoshan Iron & Steel, Cl A	79,300	77,130
BBMG, Cl A	47,800	20,151
Beijing Easpring Material Technology, Cl A	850	8,572
Chengtun Mining Group, Cl A	6,800	7,146
Chengxin Lithium Group, Cl A	1,300	8,689
Chifeng Jilong Gold Mining, Cl A *	4,800	13,269
China Hongqiao Group	129,000	164,247
China Jushi, Cl A	16,659	39,455
China Minmetals Rare Earth, Cl A	1,900	6,614
China Molybdenum, Cl A	67,500	47,563
China Molybdenum, Cl H	195,854	99,598
China National Building Material, Cl H	226,000	304,169
China Northern Rare Earth Group High-Tech, Cl A	13,000	62,008
China Resources Cement Holdings	140,100	116,956
CNGR Advanced Material, Cl A	700	8,834
CNNC Hua Yuan Titanium Dioxide, Cl A	6,600	7,284
Do-Fluoride New Materials, Cl A	1,625	7,756
Dongyue Group	68,600	82,623
Ganfeng Lithium, Cl A	4,100	68,318
Ganfeng Lithium, Cl H	14,500	177,042
GEM, Cl A	21,000	21,342

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Guangzhou Tinci Materials Technology, Cl A	2,580	$29,103
Hangzhou Oxygen Plant Group, Cl A	2,700	10,606
Hengli Petrochemical, Cl A	21,020	66,304
Hengyi Petrochemical, Cl A	17,800	20,422
Hesteel, Cl A	58,700	20,593
Hoshine Silicon Industry, Cl A	750	8,971
Huafon Chemical, Cl A	7,500	8,808
Huaxin Cement, Cl A	6,950	22,812
Hubei Xingfa Chemicals Group, Cl A	2,000	9,660
Hunan Valin Steel, Cl A	29,700	26,115
Inner Mongolia BaoTou Steel Union, Cl A	170,300	48,205
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	39,200	25,792
Inner Mongolia Yuan Xing Energy, Cl A	7,700	9,878
Jiangsu Eastern Shenghong, Cl A	7,800	14,386
Jiangsu Yangnong Chemical, Cl A	1,500	29,611
Jiangsu Yoke Technology, Cl A	1,000	6,778
Jiangxi Copper, Cl A	9,300	24,672
Jiangxi Copper, Cl H	64,591	103,067
Kingfa Sci & Tech, Cl A	7,700	9,599
LB Group, Cl A	10,000	27,553
Lee & Man Paper Manufacturing	83,700	40,324
Luxi Chemical Group, Cl A (A)(B)(C)	6,200	16,990
MMG *	145,800	62,994
Ningbo Shanshan, Cl A	4,100	13,673
Ningxia Baofeng Energy Group, Cl A	14,300	30,358
Pangang Group Vanadium Titanium & Resources, Cl A *	45,400	21,259
Real Gold Mining *(A)(B)(C)	97,864	—
Rongsheng Petrochemical, Cl A	35,400	73,127
Satellite Chemical, Cl A	3,580	19,426
Shandong Gold Mining, Cl A	15,120	43,618
Shandong Gold Mining, Cl H	38,200	70,595

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Shandong Hualu Hengsheng Chemical, Cl A	8,520	$38,741
Shandong Nanshan Aluminum, Cl A	52,400	25,720
Shandong Sun Paper Industry JSC, Cl A	14,200	26,340
Shanghai Putailai New Energy Technology, Cl A	2,590	46,304
Shanxi Meijin Energy, Cl A	7,700	12,115
Shanxi Taigang Stainless Steel, Cl A	27,600	24,726
Shenghe Resources Holding, Cl A	4,300	10,197
Shenzhen Capchem Technology, Cl A	900	9,060
Shenzhen Senior Technology Material, Cl A	3,000	9,594
Sichuan Hebang Biotechnology	17,400	8,279
Sichuan Yahua Industrial Group, Cl A	2,900	11,597
Sinoma Science & Technology, Cl A	3,700	11,326
Sinopec Shanghai Petrochemical, Cl A	33,100	15,499
Skshu Paint, Cl A	893	9,982
Suzhou TA&A Ultra Clean Technology, Cl A	875	8,060
Tianshan Aluminum Group, Cl A	7,700	7,965
Tibet Summit Resources, Cl A *	2,275	6,710
Tongkun Group, Cl A	10,600	24,243
Tongling Nonferrous Metals Group, Cl A	51,000	26,876
Transfar Zhilian, Cl A	16,600	15,846
Wanhua Chemical Group, Cl A	10,722	125,677
Weihai Guangwei Composites, Cl A	2,400	17,999
Western Superconducting Technologies, Cl A	896	11,062
Xiamen Tungsten, Cl A	6,800	16,136
Xinjiang Zhongtai Chemical, Cl A	6,925	7,705
Yintai Gold, Cl A	15,020	21,054
YongXing Special Materials Technology, Cl A	675	10,579
Youngy, Cl A *	675	10,604
Yunnan Aluminium, Cl A	5,400	8,545
Yunnan Energy New Material, Cl A	3,100	94,726
Yunnan Tin, Cl A	3,300	8,904

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zhejiang Huayou Cobalt, Cl A	4,430	$54,901
Zhejiang Juhua, Cl A	13,400	22,899
Zhejiang Longsheng Group, Cl A	15,500	23,501
Zhejiang Yongtai Technology, Cl A	2,100	7,968
Zibo Qixiang Tengda Chemical, Cl A	7,500	8,029
Zijin Mining Group, Cl A	22,700	37,835
Zijin Mining Group, Cl H	252,059	375,865

TOTAL CHINA		4,053,083
HONG KONG — 2.7%
Materials — 2.7%
China Lumena New Materials *(A)(B)(C)	48	—
Huabao International Holdings	46,700	25,772
Nine Dragons Paper Holdings	96,970	86,142

TOTAL HONG KONG		111,914
TOTAL COMMON STOCK
(Cost $4,538,330)		4,164,997
TOTAL INVESTMENTS — 100.1%
(Cost $4,538,330)		$4,164,997

Percentages are based on Net Assets of $4,159,458.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2022 was $16,990 and represented 0.4% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $16,990 and represents 0.4% of Net Assets.

Cl — Class
JSC — Joint Stock Company

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Materials ETF

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$4,148,007	$—	$16,990	$4,164,997
Total Investments in Securities	$4,148,007	$—	$16,990	$4,164,997

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 98.6%
Industrials — 98.6%
51job ADR *	1,556	$94,683
AECC Aero-Engine Control, Cl A	3,700	13,259
AECC Aviation Power, Cl A	7,885	44,852
Air China, Cl A *	19,260	27,462
Air China, Cl H *	91,900	62,663
AVIC Electromechanical Systems, Cl A	12,360	18,461
AviChina Industry & Technology, Cl H	129,810	71,141
AVICOPTER, Cl A	2,140	13,758
Beijing Capital International Airport, Cl H *	94,781	52,306
Beijing New Building Materials, Cl A	5,320	23,253
Beijing Originwater Technology, Cl A	11,940	8,431
Beijing United Information Technology, Cl A	1,025	14,854
Beijing-Shanghai High Speed Railway, Cl A	126,400	87,353
China Baoan Group, Cl A	7,080	9,594
China Communications Services, Cl H	127,400	58,292
China Conch Venture Holdings	84,430	220,056
China CSSC Holdings, Cl A	14,010	33,033
China Eastern Airlines, Cl A *	31,000	22,030
China Energy Engineering	101,800	37,092
China Everbright Environment Group	190,250	112,994
China Lesso Group Holdings	55,940	70,940
China Merchants Port Holdings	78,381	137,659
China National Chemical Engineering, Cl A	18,720	25,733
China Railway Group, Cl A	61,700	65,772
China Railway Group, Cl H	207,048	145,400
China Southern Airlines, Cl A *	33,460	32,746
China Southern Airlines, Cl H *	87,650	49,488
China State Construction Engineering, Cl A	129,075	122,046

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China State Construction International Holdings	103,710	$134,823
CITIC	298,350	310,664
Contemporary Amperex Technology, Cl A *	7,192	443,267
COSCO SHIPPING Development, Cl A	28,980	13,483
COSCO SHIPPING Holdings, Cl A	40,010	86,927
COSCO SHIPPING Holdings, Cl H	173,726	275,884
COSCO SHIPPING Ports	90,630	64,916
CRRC, Cl A	76,950	58,509
CRRC, Cl H	223,000	83,275
Daqin Railway, Cl A	48,000	48,132
DiDi Global ADR *	8,510	15,999
Dongfang Electric, Cl A	8,390	15,942
Eve Energy, Cl A	5,830	57,820
Fangda Carbon New Material, Cl A *	11,323	12,070
Fosun International	126,770	134,749
Ginlong Technologies, Cl A	737	21,416
Gotion High-Tech, Cl A	4,920	19,853
Guangdong Kinlong Hardware Products, Cl A	954	11,158
Haitian International Holdings	33,546	83,201
Hefei Meiya Optoelectronic Technology, Cl A	1,550	5,295
Hongfa Technology, Cl A	2,250	16,369
Jiangsu Expressway, Cl H	61,419	60,823
Jiangsu Hengli Hydraulic, Cl A	3,858	26,680
Jiangsu Zhongtian Technology, Cl A	9,410	23,165
Kuang-Chi Technologies, Cl A *	7,540	15,087
Luoyang Xinqianglian Slewing Bearing, Cl A	610	11,142
Metallurgical Corp of China, Cl A	57,100	30,004
Ming Yang Smart Energy Group, Cl A	6,550	21,913
NARI Technology, Cl A	17,020	82,003
Ningbo Ronbay New Energy Technology, Cl A	1,455	20,444
North Industries Group Red Arrow, Cl A	4,790	15,037

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Power Construction Corp of China, Cl A	46,550	$54,388
Riyue Heavy Industry, Cl A	2,270	5,578
Sany Heavy Equipment International Holdings	57,750	55,129
Sany Heavy Industry, Cl A	26,280	65,287
SF Holding, Cl A	15,235	117,674
Shanghai Construction Group, Cl A	28,600	13,952
Shanghai Electric Group, Cl A *	40,500	23,416
Shanghai International Airport, Cl A *	2,965	22,053
Shanghai International Port Group, Cl A	29,130	26,009
Shanghai M&G Stationery, Cl A	3,193	22,980
Shenzhen Inovance Technology, Cl A	8,030	69,761
Shenzhen International Holdings	63,631	68,609
Sichuan New Energy Power *	3,290	8,297
Sichuan Road & Bridge, Cl A	14,820	23,340
Sieyuan Electric, Cl A	2,450	11,096
Sinotrans, Cl A	13,600	7,720
Sinotruk Hong Kong	36,500	44,659
Sungrow Power Supply, Cl A	4,400	41,869
Sunwoda Electronic, Cl A	5,720	19,162
Suzhou Maxwell Technologies, Cl A	563	28,486
TBEA, Cl A	11,750	34,286
Titan Wind Energy Suzhou, Cl A	4,925	7,452
Weichai Power, Cl A	21,160	35,651
Weichai Power, Cl H	99,916	141,352
Wuxi Lead Intelligent Equipment, Cl A	2,472	16,477
Wuxi Shangji Automation, Cl A	823	15,191
XCMG Construction Machinery, Cl A *	25,720	19,208
Xiamen C & D, Cl A	8,800	19,159
Xinjiang Goldwind Science & Technology, Cl A	10,197	17,333
Xinjiang Goldwind Science & Technology, Cl H	39,951	57,435
Yantai Eddie Precision Machinery, Cl A	2,040	5,860

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
YTO Express Group, Cl A	10,140	$27,298
Yunda Holding, Cl A	9,140	21,248
Zhefu Holding Group, Cl A	15,470	10,435
Zhejiang Chint Electrics, Cl A	6,250	30,762
Zhejiang Dingli Machinery, Cl A	1,423	7,970
Zhejiang Expressway, Cl H	75,560	62,500
Zhejiang HangKe Technology, Cl A	1,430	9,452
Zhejiang Sanhua Intelligent Controls, Cl A	5,760	14,535
Zhejiang Weiming Environment Protection, Cl A	3,885	14,302
Zhejiang Weixing New Building Materials, Cl A	4,410	12,609
Zhuzhou CRRC Times Electric, Cl H	28,743	114,845
Zhuzhou Kibing Group, Cl A	8,580	14,352
Zoomlion Heavy Industry Science and Technology, Cl A	22,500	19,649
Zoomlion Heavy Industry Science and Technology, Cl H	70,120	41,556
ZTO Express Cayman ADR *	22,331	614,326

TOTAL CHINA		6,010,109
SINGAPORE — 1.4%
Industrials — 1.4%
BOC Aviation	10,760	85,162

TOTAL COMMON STOCK
(Cost $7,053,854)		6,095,271
TOTAL INVESTMENTS — 100.0%
(Cost $7,053,854)		$6,095,271

Percentages are based on Net Assets of $6,097,391.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Industrials ETF

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 100.0%
Consumer Discretionary — 100.0%
Alibaba Group Holding *	2,193,056	$28,537,693
Alibaba Health Information Technology *	115,900	67,211
ANTA Sports Products	724,896	8,485,907
Autel Intelligent Technology, Cl A	51,986	219,710
Beijing Roborock Technology, Cl A	7,379	635,498
Bosideng International Holdings	6,212,500	3,135,487
BYD, Cl A	131,149	4,798,351
BYD, Cl H	514,630	15,466,153
Changzhou Xingyu Automotive Lighting Systems, Cl A	35,730	687,949
China Education Group Holdings	1,604,500	1,392,612
China Meidong Auto Holdings	884,400	2,947,568
China Ruyi Holdings *	5,504,300	1,339,920
China Tourism Group Duty Free, Cl A	143,750	3,938,911
Chongqing Changan Automobile, Cl A	768,776	1,211,901
Dada Nexus ADR *	116,962	892,420
Dongfeng Motor Group, Cl H	4,482,946	3,296,725
Ecovacs Robotics, Cl A	57,250	931,798
FAW Jiefang Group, Cl A	364,100	444,593
Fuyao Glass Industry Group, Cl A	241,214	1,291,109
Fuyao Glass Industry Group, Cl H	854,800	3,551,612
Geely Automobile Holdings	4,111,800	6,519,222
GOME Retail Holdings * (A)	23,540,700	1,155,110

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Great Wall Motor, Cl A	270,700	$1,011,605
Great Wall Motor, Cl H	2,550,997	3,673,938
Gree Electric Appliances of Zhuhai, Cl A	149,400	702,045
Guangzhou Automobile Group, Cl H	4,307,823	3,716,977
Haidilao International Holding * (A)	1,673,300	3,339,712
Haier Smart Home, Cl A	766,119	2,988,714
Haier Smart Home, Cl H	1,941,160	7,026,241
Hang Zhou Great Star Industrial, Cl A *	138,400	322,364
Hangzhou Robam Appliances, Cl A	114,032	530,525
Huayu Automotive Systems, Cl A	385,280	1,136,981
Huazhu Group ADR	154,084	4,659,500
Huizhou Desay Sv Automotive, Cl A	54,900	988,030
Jason Furniture Hangzhou, Cl A	79,200	694,015
JD Health International *	125,920	811,259
JD.com, Cl A *	1,015,004	34,358,897
Jiumaojiu International Holdings (A)	1,468,700	3,294,497
Li Auto ADR *	373,265	8,372,334
Li Ning	1,464,400	11,674,289
Meituan, Cl B *	1,227,450	26,907,643
Mianyang Fulin Precision, Cl A *	88,300	264,566
Minth Group	1,072,400	2,569,556
New Oriental Education & Technology Group ADR *	220,659	2,769,270
Ningbo Joyson Electronic, Cl A *	157,200	258,462
Ningbo Tuopu Group, Cl A	132,335	1,047,450
NIO ADR *	760,548	12,701,152
Oppein Home Group, Cl A	62,255	1,091,808
Pinduoduo ADR *	255,125	10,993,336
Ping An Healthcare and Technology * (A)	348,000	873,753
SAIC Motor, Cl A	947,700	2,275,895
Sailun Group, Cl A	374,353	543,913
Shandong Linglong Tyre, Cl A	169,734	454,127
Shanghai Jinjiang International Hotels, Cl A	109,656	886,599

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shanghai Yuyuan Tourist Mart Group, Cl A	373,328	$505,325
Shenzhen Kedali Industry, Cl A	29,200	536,369
Shenzhen MTC, Cl A *	547,800	266,407
Shenzhen Overseas Chinese Town, Cl A	1,021,900	930,860
Shenzhou International Group Holdings	575,292	7,984,718
Songcheng Performance Development, Cl A	301,680	569,139
Suning.com, Cl A *	1,163,400	565,786
TAL Education Group ADR *	839,800	2,846,922
TCL Technology Group, Cl A	1,680,405	1,057,575
Tongcheng Travel Holdings *	1,835,900	3,303,902
Topsports International Holdings	3,103,200	2,396,767
Trip.com Group ADR *	358,538	8,479,424
Vipshop Holdings ADR *	509,057	3,899,377
Wuchan Zhongda Group, Cl A	618,800	461,186
Xiamen Intretech, Cl A	93,140	287,622
XPeng ADR, Cl A *	267,858	6,591,985
Yadea Group Holdings	2,332,600	3,555,616
Yum China Holdings	275,133	11,500,559
Zhejiang Semir Garment, Cl A	306,587	301,431
Zhejiang Supor, Cl A	68,226	565,802
Zhongsheng Group Holdings	696,500	4,642,653

TOTAL CHINA		305,136,338
TOTAL COMMON STOCK
(Cost $532,994,658)		305,136,338

SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $2,315,557)	2,315,557	2,315,557

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $1,660,382 (collateralized by various U.S. Treasury Obligations, ranging in par value $132,228 - $177,790, 0.250%, 09/30/2025, with a total market value of $1,692,521)

(Cost $1,660,349)	$1,660,349	$1,660,349
TOTAL INVESTMENTS — 101.3%
(Cost $536,970,564)		$309,112,244

Percentages are based on Net Assets of $305,223,101.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $3,400,573.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $3,975,906.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$305,136,338	$—	$—	$305,136,338
Short-Term Investment	2,315,557	—	—	2,315,557
Repurchase Agreement	—	1,660,349	—	1,660,349
Total Investments in Securities	$307,451,895	$1,660,349	$—	$309,112,244

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 98.9%
Consumer Staples — 98.9%
Angel Yeast, Cl A	6,754	$39,049
Anhui Gujing Distillery, Cl A	3,076	90,547
Anhui Gujing Distillery, Cl B	12,100	161,587
Anhui Kouzi Distillery, Cl A	4,800	37,024
Anhui Yingjia Distillery, Cl A	3,900	33,946
Anjoy Foods Group, Cl A	1,500	29,229
Beijing Dabeinong Technology Group, Cl A *	45,900	49,620
Beijing Shunxin Agriculture, Cl A	5,830	18,056
By-health, Cl A	13,400	40,492
C&S Paper, Cl A	9,100	14,414
Chacha Food, Cl A	3,500	27,998
China Feihe	317,000	303,419
China Mengniu Dairy	185,200	1,005,528
China Resources Beer Holdings	131,100	776,961
Chongqing Brewery, Cl A	3,872	73,135
Chongqing Fuling Zhacai Group, Cl A	6,500	34,204
Dali Foods Group	248,000	127,064
DaShenLin Pharmaceutical Group, Cl A	4,940	19,636
Foshan Haitian Flavouring & Food, Cl A	22,413	275,090
Fujian Sunner Development, Cl A	8,600	21,106
Guangdong Haid Group, Cl A	11,991	111,358
Heilongjiang Agriculture, Cl A	14,300	30,315
Henan Shuanghui Investment & Development, Cl A	22,840	102,307
Hengan International Group	63,400	300,591
Inner Mongolia Yili Industrial Group, Cl A	39,129	226,643
Jiangsu King’s Luck Brewery JSC, Cl A	9,800	66,222

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Jiangsu Yanghe Brewery Joint-Stock, Cl A	9,194	$220,184
Jiangxi Zhengbang Technology, Cl A *	23,200	20,435
JiuGui Liquor, Cl A	1,900	42,856
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	6,400	24,187
Juewei Food, Cl A	4,900	32,425
Kweichow Moutai, Cl A	3,826	1,053,252
Laobaixing Pharmacy Chain JSC, Cl A	3,160	15,339
Luzhou Laojiao, Cl A	8,597	272,768
Muyuan Foods, Cl A	31,364	246,645
New Hope Liuhe, Cl A *	38,600	81,539
Nongfu Spring, Cl H	153,200	820,071
Proya Cosmetics, Cl A	1,300	39,432
RLX Technology ADR *	49,696	100,883
Shanghai Bairun Investment Holding Group, Cl A	4,560	21,462
Shanghai Jahwa United, Cl A	5,600	26,264
Shanxi Xinghuacun Fen Wine Factory, Cl A	7,078	289,868
Sichuan Swellfun, Cl A	3,868	41,250
Smoore International Holdings	156,800	336,936
Sun Art Retail Group	239,300	75,028
Tingyi Cayman Islands Holding	189,500	347,305
Toly Bread, Cl A	8,820	18,153
Tongwei, Cl A	28,200	174,507
Tsingtao Brewery, Cl A	5,100	66,268
Tsingtao Brewery, Cl H	50,900	418,104
Uni-President China Holdings	150,300	132,750
Want Want China Holdings	461,000	416,573
Wens Foodstuffs Group *	46,644	131,047
Wuliangye Yibin, Cl A	21,348	521,124
Yifeng Pharmacy Chain, Cl A	5,480	30,363
Yihai International Holding	46,840	133,425
Yihai Kerry Arawana Holdings, Cl A	8,100	58,539

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Yonghui Superstores, Cl A	103,600	$69,101
Yuan Longping High-tech Agriculture, Cl A *	10,600	26,015

TOTAL CHINA		10,319,639
HONG KONG — 1.0%
Consumer Staples — 1.0%
Vinda International Holdings	41,000	99,284

TOTAL COMMON STOCK
(Cost $11,475,574)		10,418,923
TOTAL INVESTMENTS — 99.9%
(Cost $11,475,574)		$10,418,923

Percentages are based on Net Assets of $10,429,913.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
JSC — Joint Stock Company

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 93.6%
Health Care — 93.6%
3SBio	188,700	$133,478
Aier Eye Hospital Group, Cl A	40,024	216,460
Akeso *	25,700	49,001
Apeloa Pharmaceutical, Cl A	7,500	20,992
Asymchem Laboratories Tianjin, Cl A	1,613	64,856
Autobio Diagnostics, Cl A	2,782	19,163
BeiGene ADR *	4,588	734,080
Beijing Tiantan Biological Products, Cl A	9,300	27,627
Beijing Wantai Biological Pharmacy Enterprise, Cl A	3,190	77,520
Betta Pharmaceuticals, Cl A	2,420	15,708
BGI Genomics, Cl A	2,433	23,064
CanSino Biologics, Cl A	605	13,847
CanSino Biologics, Cl H	7,700	82,730
Changchun High & New Technology Industry Group, Cl A	2,828	66,858
China Medical System Holdings	170,100	246,278
China National Medicines, Cl A	4,900	21,771
China Resources Sanjiu Medical & Pharmaceutical, Cl A	6,900	38,314
China Traditional Chinese Medicine Holdings	406,800	199,611
Chongqing Zhifei Biological Products, Cl A	10,933	155,558
CSPC Pharmaceutical Group	912,808	942,341
Daan Gene, Cl A	8,460	22,915
Dong-E-E-Jiao, Cl E	8,700	39,690
Genscript Biotech *	127,800	370,558
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	18,359	80,245

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Guangzhou Kingmed Diagnostics Group, Cl A	3,100	$37,961
Hangzhou Tigermed Consulting, Cl A	5,216	70,327
Hangzhou Tigermed Consulting, Cl H	12,320	121,533
Hansoh Pharmaceutical Group	134,500	223,191
Huadong Medicine, Cl A	21,411	109,929
Hualan Biological Engineering, Cl A	14,870	37,367
Humanwell Healthcare Group, Cl A	10,100	23,753
HUTCHMED China ADR *	10,593	159,848
Hygeia Healthcare Holdings	32,200	158,822
I-Mab ADR *	3,659	45,884
Imeik Technology Development, Cl A	1,200	93,500
Innovent Biologics *	113,900	365,094
Intco Medical Technology, Cl A	2,850	12,354
Jafron Biomedical, Cl A	6,100	37,932
Jiangsu Hengrui Medicine, Cl A	44,672	198,282
Jiangsu Yuyue Medical Equipment & Supply, Cl A	6,600	23,680
Jinxin Fertility Group	133,900	85,499
Joincare Pharmaceutical Group Industry, Cl A	11,900	19,942
Joinn Laboratories China, Cl A	1,500	22,467
Jointown Pharmaceutical Group, Cl A	26,070	50,282
Lepu Medical Technology Beijing, Cl A	14,701	37,761
Livzon Pharmaceutical Group, Cl A	4,300	21,559
Meinian Onehealth Healthcare Holdings, Cl A *	52,220	39,312
Microport Scientific	73,200	147,218
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	7,036	27,364
Ovctek China, Cl A	5,924	32,948
PharmaBlock Sciences Nanjing, Cl A	1,000	11,569
Pharmaron Beijing, Cl A	3,500	65,977
Pharmaron Beijing, Cl H	12,750	162,338
Shandong Buchang Pharmaceuticals, Cl A	16,287	44,557

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shandong Weigao Group Medical Polymer, Cl H	279,300	$300,083
Shanghai Fosun Pharmaceutical Group, Cl A	16,074	104,019
Shanghai Fosun Pharmaceutical Group, Cl H	59,600	257,507
Shanghai Junshi Biosciences, Cl A *	3,563	51,210
Shanghai Medicilon, Cl A	221	12,712
Shanghai Pharmaceuticals Holding, Cl A	20,700	54,822
Shanghai Pharmaceuticals Holding, Cl H	110,900	180,354
Shanghai RAAS Blood Products, Cl A	33,300	27,074
Shenzhen Kangtai Biological Products, Cl A	5,143	50,124
Shenzhen Mindray Bio-Medical Electronics, Cl A	7,361	346,344
Shenzhen New Industries Biomedical Engineering, Cl A	3,100	18,693
Shenzhen Salubris Pharmaceuticals, Cl A	13,000	44,940
Shijiazhuang Yiling Pharmaceutical, Cl A	13,827	51,838
Sichuan Kelun Pharmaceutical, Cl A	19,700	50,276
Sinopharm Group, Cl H	154,800	358,286
Topchoice Medical, Cl A *	2,380	45,993
Venus MedTech Hangzhou, Cl H *	19,700	36,708
Walvax Biotechnology, Cl A	12,100	97,376
Winning Health Technology Group, Cl A	15,270	18,278
WuXi AppTec, Cl A	16,924	263,045
WuXi AppTec, Cl H	35,456	492,561
Wuxi Biologics Cayman *	162,580	1,243,259
Yunnan Baiyao Group, Cl A	11,510	132,193
Zai Lab ADR *	7,889	315,245
Zhangzhou Pientzehuang Pharmaceutical, Cl A	4,926	227,065
Zhejiang Huahai Pharmaceutical, Cl A	9,710	22,178
Zhejiang Jiuzhou Pharmaceutical, Cl A	4,600	32,677
Zhejiang NHU, Cl A	20,340	81,982

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	3,223	$19,867

TOTAL CHINA		11,087,624
HONG KONG — 4.8%
Health Care — 4.8%
Sino Biopharmaceutical	1,083,100	572,875

UNITED STATES — 1.5%
Health Care — 1.5%
Legend Biotech ADR *	4,375	175,656

TOTAL COMMON STOCK
(Cost $17,638,146)		11,836,155
TOTAL INVESTMENTS — 99.9%
(Cost $17,638,146)		$11,836,155

Percentages are based on Net Assets of $11,849,246.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 100.2%
CHINA — 100.2%
Financials — 100.2%
360 DigiTech ADR	10,905	$157,359
Agricultural Bank of China, Cl A	597,200	275,145
Agricultural Bank of China, Cl H	3,651,888	1,377,693
AVIC Industry-Finance Holdings, Cl A	124,000	71,879
Bank of Beijing, Cl A	202,700	139,473
Bank of Changsha, Cl A	47,150	52,746
Bank of Chengdu, Cl A	56,300	142,325
Bank of China, Cl A	323,800	157,471
Bank of China, Cl H	9,652,434	3,813,660
Bank of Communications, Cl A	319,100	244,068
Bank of Communications, Cl H	1,411,571	984,087
Bank of Hangzhou, Cl A	77,795	178,976
Bank of Jiangsu, Cl A	153,030	168,889
Bank of Nanjing, Cl A	98,084	171,308
Bank of Ningbo, Cl A	56,920	311,180
Bank of Shanghai, Cl A	124,398	121,557
BOC International China, Cl A	26,640	50,218
Caitong Securities, Cl A	63,510	68,084
Changjiang Securities, Cl A	84,900	70,945
China Bohai Bank, Cl H	517,500	85,083
China Cinda Asset Management, Cl H	2,335,900	395,958
China CITIC Bank Corp Ltd., Cl H	1,519,622	776,646
China Construction Bank, Cl A	23,200	21,203
China Construction Bank, Cl H	5,352,826	3,813,628
China Everbright Bank, Cl A	327,000	157,058
China Everbright Bank, Cl H	1,027,400	374,498
China Galaxy Securities, Cl A	51,400	71,818
China Galaxy Securities, Cl H	799,450	438,130

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Great Wall Securities, Cl A	38,300	$47,690
China International Capital, Cl A	13,440	75,844
China International Capital, Cl H	257,550	522,574
China Life Insurance, Cl A	26,002	99,636
China Life Insurance, Cl H	883,890	1,297,759
China Merchants Bank, Cl A	86,834	522,047
China Merchants Bank, Cl H	393,524	2,402,427
China Merchants Securities, Cl A	69,280	133,205
China Minsheng Banking, Cl A	287,900	160,385
China Minsheng Banking, Cl H	1,097,326	418,167
China Pacific Insurance Group, Cl A	54,250	169,896
China Pacific Insurance Group, Cl H	371,262	830,899
China Taiping Insurance Holdings	321,730	371,504
China Zheshang Bank, Cl A	169,600	84,523
Chongqing Rural Commercial Bank, Cl A	118,000	68,757
CITIC Securities, Cl A	97,480	288,989
CITIC Securities, Cl H	411,345	913,267
CSC Financial, Cl A	33,825	109,903
Dongxing Securities, Cl A	50,200	62,205
East Money Information, Cl A	99,227	340,333
Everbright Securities, Cl A	43,432	74,417
Far East Horizon	440,000	359,463
First Capital Securities, Cl A	85,100	71,112
Founder Securities, Cl A	87,400	80,535
GF Securities Ltd., Cl A	56,200	135,979
GF Securities Ltd., Cl H	280,300	354,387
Guangzhou Yuexiu Financial Holdings Group, Cl A	44,205	49,119
Guolian Securities, Cl A	36,000	50,788
Guosen Securities, Cl A	55,945	81,706
Guotai Junan Securities, Cl A	70,444	154,852
Guoyuan Securities, Cl A	67,020	60,948
Haitong Securities Ltd., Cl A	86,800	118,274

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Haitong Securities Ltd., Cl H	592,000	$416,490
Hithink RoyalFlush Information Network, Cl A	7,460	92,249
Huatai Securities Ltd., Cl A	63,250	127,134
Huatai Securities Ltd., Cl H	318,650	442,674
Huaxi Securities, Cl A	37,690	39,667
Huaxia Bank, Cl A	123,700	101,505
Industrial & Commercial Bank of China, Cl A	293,400	211,159
Industrial & Commercial Bank of China, Cl H	6,414,737	3,875,258
Industrial Bank, Cl A	161,980	499,473
Industrial Securities, Cl A	83,500	81,844
Lufax Holding ADR	72,845	404,290
Nanjing Securities, Cl A	45,600	51,287
New China Life Insurance C, Cl A	21,537	96,730
New China Life Insurance C, Cl H	166,061	424,351
Noah Holdings ADR *	10,532	189,260
Northeast Securities, Cl A	36,000	35,557
Orient Securities, Cl A	126,824	174,911
People’s Insurance Group of China, Cl A	82,800	54,604
People’s Insurance Group of China, Cl H	1,744,800	560,389
PICC Property & Casualty, Cl H	1,055,063	1,083,819
Ping An Bank, Cl A	8,725	20,125
Ping An Insurance Group of China, Cl A	4,200	28,178
Ping An Insurance Group of China, Cl H	479,304	3,139,913
Postal Savings Bank of China, Cl A	228,500	186,125
Postal Savings Bank of China, Cl H	1,292,900	988,689
Qingdao Rural Commercial Bank, Cl A	95,300	48,642
SDIC Capital, Cl A	82,026	79,288
Sealand Securities, Cl A	94,810	47,964
Shanghai Pudong Development Bank, Cl A	230,214	278,335
Shanxi Securities, Cl A	70,540	53,210
Shenwan Hongyuan Group, Cl A	202,300	124,578
Sinolink Securities, Cl A	47,100	58,505

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SooChow Securities, Cl A	78,384	$80,134
Southwest Securities, Cl A	112,900	63,405
Tianfeng Securities, Cl A	124,100	56,055
Western Securities, Cl A	65,300	61,351
Zheshang Securities, Cl A	45,540	63,150
ZhongAn Online P&C Insurance, Cl H *	83,500	293,724
Zhongtai Securities, Cl A	54,300	59,191

TOTAL CHINA		39,895,888
TOTAL COMMON STOCK
(Cost $51,509,883)		39,895,888
TOTAL INVESTMENTS — 100.2%
(Cost $51,509,883)		$39,895,888
Percentages are based on Net Assets of $39,827,860.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 98.1%
Information Technology — 98.1%
360 Security Technology, Cl A	52,559	$64,812
AAC Technologies Holdings	137,000	323,025
Addsino, Cl A	15,100	20,439
Advanced Micro-Fabrication, Cl A *	4,338	68,580
Avary Holding Shenzhen, Cl A	10,700	47,477
Beijing BDStar Navigation, Cl A	5,400	22,497
Beijing E-Hualu Information Technology, Cl A	5,040	11,102
Beijing Kingsoft Office Software, Cl A	3,221	91,513
Beijing Shiji Information Technology, Cl A	27,280	73,522
Beijing Sinnet Technology, Cl A	17,800	25,943
Beijing Yuanliu Hongyuan Electronic Technology, Cl A	1,180	20,920
BOE Technology Group, Cl A	499,700	285,900
BYD Electronic International	135,300	276,941
Chaozhou Three-Circle Group, Cl A	35,189	151,793
China Greatwall Technology Group, Cl A	36,000	48,891
China Railway Signal & Communication, Cl A	33,330	21,679
China Resources Microelectronics, Cl A	6,353	46,564
China TransInfo Technology, Cl A	16,100	20,774
China Zhenhua Group Science & Technology, Cl A	3,700	58,890
Chinasoft International	374,300	308,174

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Chindata Group Holdings ADR *	12,897	$80,477
Daqo New Energy ADR *	8,811	366,273
DHC Software, Cl A	72,500	63,530
Fiberhome Telecommunication Technologies, Cl A	11,900	24,063
Flat Glass Group, Cl A *	9,800	59,906
Flat Glass Group, Cl H *	54,900	198,717
Foxconn Industrial Internet, Cl A	73,450	105,281
GCL System Integration Technology, Cl A *	76,400	31,634
GDS Holdings ADR * (A)	15,485	486,539
Gigadevice Semiconductor Beijing, Cl A	7,443	139,868
GoerTek, Cl A	47,100	248,559
GRG Banking Equipment, Cl A	26,400	34,025
Guangzhou Haige Communications Group, Cl A	52,200	71,285
Guangzhou Shiyuan Electronic Technology, Cl A	7,100	82,014
Hangzhou First Applied Material, Cl A	8,280	115,616
Hangzhou Silan Microelectronics, Cl A	13,000	82,208
Hengtong Optic-electric, Cl A	13,600	20,682
Hua Hong Semiconductor *	99,100	394,069
Huagong Tech, Cl A	10,100	25,593
Hundsun Technologies, Cl A	27,053	155,108
Iflytek	35,850	199,716
Ingenic Semiconductor, Cl A	4,000	44,952
Inspur Electronic Information Industry, Cl A	14,852	55,144
JA Solar Technology, Cl A	12,800	156,933
JCET Group, Cl A	17,000	55,338
Kingboard Holdings	123,800	563,290
Kingdee International Software Group *	424,300	882,544
Kingsoft Cloud Holdings ADR *	12,165	44,037
Lakala Payment, Cl A *	7,900	21,303
Lenovo Group	1,192,500	1,167,248

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Lens Technology, Cl A	73,800	$112,894
Leyard Optoelectronic, Cl A	28,300	25,608
Lingyi iTech Guangdong, Cl A *	69,497	44,785
LONGi Green Energy Technology, Cl A	57,137	584,644
Luxshare Precision Industry, Cl A	82,052	381,494
Maxscend Microelectronics, Cl A	2,739	76,507
Ming Yuan Cloud Group Holdings (A)	77,000	103,044
Montage Technology, Cl A	7,461	65,211
National Silicon Industry, Cl A *	13,254	41,708
NAURA Technology Group, Cl A	5,708	205,401
NavInfo, Cl A	12,500	23,394
Ninestar, Cl A	29,770	183,415
OFILM Group, Cl A *	73,500	61,308
Raytron Technology, Cl A	2,793	15,101
Sangfor Technologies, Cl A	4,410	59,194
SG Micro, Cl A	2,200	92,747
Shanghai Baosight Software, Cl A	12,240	87,704
Shanghai Baosight Software, Cl B	54,100	199,629
Shanghai Friendess Electronic Technology, Cl A	572	21,358
Shengyi Technology, Cl A	24,000	60,274
Shennan Circuits, Cl A	4,882	70,131
Shenzhen Goodix Technology, Cl A	4,550	38,699
Shenzhen Kaifa Technology, Cl A	14,500	21,286
Shenzhen SC New Energy Technology, Cl A	3,800	33,928
Shenzhen Sunlord Electronics, Cl A	3,700	13,972
Shenzhen Sunway Communication, Cl A	9,800	21,646
Shenzhen Transsion Holdings, Cl A	4,876	62,109
StarPower Semiconductor, Cl A	1,040	53,979
Sunny Optical Technology Group	86,980	1,291,483
Suzhou Dongshan Precision Manufacturing, Cl A	33,200	84,478
Thunder Software Technology, Cl A	4,400	62,313

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tianjin 712 Communication & Broadcasting, Cl A	7,200	$29,844
Tianjin Zhonghuan Semiconductor, Cl A	34,900	205,038
Tianma Microelectronics, Cl A	53,600	73,923
Tianshui Huatian Technology, Cl A	35,700	45,957
TongFu Microelectronics, Cl A	14,200	28,371
Topsec Technologies Group, Cl A	9,500	13,217
Travelsky Technology, Cl H	200,400	304,962
Trina Solar, Cl A	12,159	93,000
Unigroup Guoxin Microelectronics, Cl A	6,600	181,851
Unisplendour, Cl A	31,413	80,404
Universal Scientific Industrial Shanghai, Cl A	13,100	23,886
Weimob * (A)	288,500	176,494
Westone Information Industry, Cl A	5,200	24,936
Will Semiconductor Shanghai, Cl A	9,619	217,965
Wingtech Technology, Cl A	14,140	140,044
Wuhan Guide Infrared, Cl A	23,618	54,869
Wuhu Token Science, Cl A	24,200	22,372
WUS Printed Circuit Kunshan, Cl A	19,420	38,011
Xiamen Faratronic, Cl A	1,260	27,831
Xiaomi, Cl B *	1,005,300	1,563,144
Xinyi Solar Holdings	792,900	1,196,502
Yealink Network Technology, Cl A	8,100	94,614
Yonyou Network Technology, Cl A	52,956	152,608
Zhejiang Dahua Technology, Cl A	61,993	156,063
Zhejiang Jingsheng Mechanical & Electrical, Cl A	13,600	103,510
Zhongji Innolight, Cl A	8,200	37,804
Zhuzhou Hongda Electronics, Cl A	2,500	19,171
ZTE, Cl A	58,231	211,559
ZTE, Cl H	157,600	335,039

TOTAL CHINA		17,817,821

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
HONG KONG — 1.8%
Information Technology — 1.8%
Kingboard Laminates Holdings	209,900	$326,374

TOTAL COMMON STOCK
(Cost $25,786,075)		18,144,195

SHORT-TERM INVESTMENT(B)(C) — 1.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $332,815)	332,815	332,815

REPURCHASE AGREEMENT(B) — 1.3%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $238,647 (collateralized by various U.S. Treasury Obligations, ranging in par value $19,005 - $25,554, 0.250%, 09/30/2025, with a total market value of $243,268)

(Cost $238,642)	$238,642	238,642
TOTAL INVESTMENTS — 103.0%
(Cost $26,357,532)		$18,715,652

Percentages are based on Net Assets of $18,166,628.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $574,126.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $571,457.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Information Technology ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,144,195	$—	$—	$18,144,195
Short-Term Investment	332,815	—	—	332,815
Repurchase Agreement	—	238,642	—	238,642
Total Investments in Securities	$18,477,010	$238,642	$—	$18,715,652

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 96.5%
Communication Services — 96.5%
37 Interactive Entertainment Network Technology Group, Cl A	94,551	$343,799
Autohome ADR	11,879	345,323
Baidu ADR *	5,317	660,212
Beijing Enlight Media, Cl A	192,200	209,803
Bilibili ADR *(A)	11,349	276,235
China Literature *	600	2,577
China Tower, Cl H	3,436,600	402,958
China United Network Communications, Cl A	573,400	303,893
Focus Media Information Technology, Cl A	308,400	270,710
G-bits Network Technology Xiamen, Cl A	4,764	242,443
Giant Network Group, Cl A	132,700	165,233
Hello Group ADR *	31,386	166,973
iQIYI ADR *	90,393	321,799
JOYY ADR	7,269	287,634
Kanzhun ADR *	10,844	255,159
Kingsoft	92,300	283,506
Kuaishou Technology, Cl B *	36,400	309,668
Kunlun Tech, Cl A	78,800	170,017
Mango Excellent Media, Cl A	53,620	289,022
National Agricultural Holdings *(B)(C)(D)	204,200	3
NetEase	44,015	863,903
Perfect World, Cl A	127,210	282,893

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Communication Services ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Communication Services — continued
Tencent Holdings	14,115	$678,932
Tencent Music Entertainment Group ADR *	329	1,398
Weibo ADR *	10,630	245,978
Zhejiang Century Huatong Group, Cl A *	294,920	211,364

TOTAL CHINA		7,591,435
HONG KONG — 3.5%
Communication Services — 3.5%
Alibaba Pictures Group *	3,151,300	269,097

TOTAL COMMON STOCK
(Cost $11,502,736)		7,860,532

SHORT-TERM INVESTMENT(E)(F) — 1.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $112,271)	112,271	112,271

REPURCHASE AGREEMENT(E) — 1.0%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $80,505 (collateralized by various U.S. Treasury Obligations, ranging in par value $6,411 - $8,620, 0.250%, 09/30/2025, with a total market value of $82,061)

(Cost $80,503)	$80,503	80,503
TOTAL INVESTMENTS — 102.4%
(Cost $11,695,510)		$8,053,306

Percentages are based on Net Assets of $7,865,654.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Communication Services ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $207,158.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2022 was $3 and represented 0.0% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $3 and represents 0.0% of Net Assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $192,774.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,860,529	$—	$3	$7,860,532
Short-Term Investment	112,271	—	—	112,271
Repurchase Agreement	—	80,503	—	80,503
Total Investments in Securities	$7,972,800	$80,503	$3	$8,053,306

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA — 99.6%
Utilities — 99.6%
Beijing Enterprises Holdings	18,600	$63,295
Beijing Enterprises Water Group	167,400	54,618
CECEP Solar Energy, Cl A	15,900	15,992
CECEP Wind-Power, Cl A	23,700	14,309
CGN Power, Cl H	240,300	67,991
China Gas Holdings	81,990	100,526
China Longyuan Power Group, Cl H	70,900	139,339
China National Nuclear Power, Cl A	40,800	43,800
China Power International Development	148,400	73,007
China Resources Gas Group	26,420	100,513
China Resources Power Holdings	34,850	66,447
China Three Gorges Renewables Group, Cl A	52,800	46,268
China Yangtze Power, Cl A	37,000	126,570
ENN Energy Holdings	8,830	119,179
ENN Natural Gas, Cl A	11,100	27,392
GD Power Development, Cl A	70,000	31,829
Guangdong Investment	52,160	67,143
Huadian Power International, Cl A	40,400	22,810
Huaneng Power International, Cl A	15,800	17,366
Huaneng Power International, Cl H	94,400	48,005
Kunlun Energy	70,760	59,522
SDIC Power Holdings, Cl A	24,500	35,708
Shenzhen Energy Group, Cl A	23,780	20,910
Sichuan Chuantou Energy, Cl A	16,800	27,900

TOTAL CHINA		1,390,439

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Utilities ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $1,352,421)	$1,390,439
TOTAL INVESTMENTS — 99.6%
(Cost $1,352,421)	$1,390,439

Percentages are based on Net Assets of $1,395,832.

Cl — Class

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Real Estate — 99.9%
Agile Group Holdings	166,500	$80,638
A-Living Smart City Services, Cl H	63,550	101,568
China Evergrande Group (A)(B)(C)	497,300	94,121
China Jinmao Holdings Group	624,000	207,572
China Merchants Shekou Industrial Zone Holdings, Cl A	58,100	137,077
China Overseas Land & Investment	248,400	774,059
China Overseas Property Holdings	8,300	9,944
China Resources Land	155,800	700,948
China Resources Mixc Lifestyle Services	1,450	7,050
China Vanke, Cl A	31,700	92,498
China Vanke, Cl H	114,300	271,541
CIFI Ever Sunshine Services Group	83,500	112,594
CIFI Holdings Group	338,285	165,130
Country Garden Holdings	470,400	327,943
Country Garden Services Holdings	122,200	527,197
Gemdale, Cl A	43,000	92,452
Greenland Holdings Group, Cl A	96,755	69,780
Greentown China Holdings	94,100	167,424
Greentown Service Group	153,100	154,151
Guangzhou R&F Properties, Cl H	212,700	79,971
Hopson Development Holdings	74,370	143,884
Jinke Properties Group, Cl A	80,500	54,057
KE Holdings ADR *	29,540	418,877
KWG Group Holdings	172,300	62,805
Logan Group	188,200	59,486
Longfor Group Holdings	135,600	674,012

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Poly Developments and Holdings Group, Cl A	72,253	$197,122
Powerlong Real Estate Holdings	183,700	63,215
RiseSun Real Estate Development, Cl A	79,500	44,767
Seazen Group	214,400	91,540
Seazen Holdings, Cl A	18,200	75,960
Shanghai Lingang Holdings, Cl A	25,500	48,952
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	128,785	117,710
Shanghai Zhangjiang High-Tech Park Development, Cl A	25,700	44,809
Shimao Group Holdings (A)(B)(C)	153,400	77,774
Shimao Services Holdings	121,800	65,199
Sunac China Holdings (A)(B)(C)	246,100	100,558
Sunac Services Holdings	80,600	44,583
Wharf Holdings	111,600	327,853
Youngor Group, Cl A	59,800	61,495
Yuexiu Property	147,120	154,130
Zhejiang China Commodities City Group, Cl A	80,400	61,858

TOTAL CHINA		7,164,304
TOTAL COMMON STOCK
(Cost $9,777,971)		7,164,304
TOTAL INVESTMENTS — 99.9%
(Cost $9,777,971)		$7,164,304

Percentages are based on Net Assets of $7,173,405.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2022 was $272,453 and represented 3.8% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $272,453 and represents 3.8% of Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI China Real Estate ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,891,851	$—	$272,453	$7,164,304
Total Investments in Securities	$6,891,851	$—	$272,453	$7,164,304

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock
Beginning Balance as of October 31, 2021	$–
Transfers out of Level 3	–
Transfers into Level 3	272,453
Net purchases	–
Net sales	–
Realized gain/(loss)	–
Change in unrealized appreciation/(depreciation)	–
Ending Balance as of April 30, 2022	$272,453

For the period ended April 30, 2022, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.5%
GREECE — 96.5%
Communication Services — 15.1%
Hellenic Telecommunications Organization	989,009	$19,197,778

Consumer Discretionary — 15.5%
FF Group *(A)(B)(C)	452,712	4,776
FF Group ADR *(A)(B)(C)	200,300	2,113
JUMBO	262,527	4,276,162
JUMBO ADR	140,000	2,280,390
OPAP	614,637	9,194,494
OPAP ADR	544,900	4,041,796
		19,799,731

Consumer Staples — 1.8%
Sarantis	306,840	2,343,600

Energy — 7.5%
Hellenic Petroleum Holdings	471,138	3,598,484
Motor Oil Hellas Corinth Refineries	281,435	4,483,199
Motor Oil Hellas Corinth Refineries ADR	183,300	1,459,966
		9,541,649

Financials — 27.9%
Alpha Services and Holdings *	9,447,599	10,823,910

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Eurobank Ergasias Services and Holdings *	10,869,669	$11,464,691
Hellenic Exchanges - Athens Stock Exchange	574,375	2,272,269
National Bank of Greece *	1,476,269	5,957,030
Piraeus Financial Holdings *	3,501,519	5,127,183
		35,645,083

Industrials — 13.3%
Aegean Airlines *	382,260	2,169,572
Capital Product Partners (D)	159,839	2,351,232
Ellaktor *	1,684,610	2,424,078
GEK Terna Holding Real Estate Construction *	371,084	3,836,465
Mytilineos	248,951	4,648,577
Mytilineos ADR	81,200	1,516,223
		16,946,147

Real Estate — 2.7%
LAMDA Development *	506,153	3,476,127

Utilities — 12.7%
Athens Water Supply & Sewage	361,294	2,721,397
Holding ADMIE IPTO	1,024,835	2,481,244
Public Power *	636,381	5,135,840
Terna Energy	311,153	5,829,749
		16,168,230

TOTAL GREECE		123,118,345
UNITED STATES — 3.0%
Materials — 3.0%
Titan Cement International	270,513	3,835,485

TOTAL COMMON STOCK
(Cost $135,366,030)		126,953,830
TOTAL INVESTMENTS — 99.5%
(Cost $135,366,030)		$126,953,830

Percentages are based on Net Assets of $127,623,993.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Greece ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2022 was $6,889 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $6,889 and represents 0.0% of Net Assets.

(D)	Security considered Master Limited Partnership. At April 30, 2022, these securities amounted to $2,351,232 or 1.8% of Net Assets.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$126,946,941	$—	$6,889	$126,953,830
Total Investments in Securities	$126,946,941	$—	$6,889	$126,953,830

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 95.0%
FRANCE — 5.0%
Industrials — 5.0%
Airbus	14,430	$1,606,023

GERMANY — 77.7%
Communication Services — 5.1%
Deutsche Telekom	87,462	1,621,153

Consumer Discretionary — 11.1%
adidas	4,238	866,100
Bayerische Motoren Werke	7,754	642,220
Continental	2,647	184,358
Mercedes-Benz Group	20,541	1,454,042
Puma	2,473	184,397
Zalando *	5,694	227,241
		3,558,358

Consumer Staples — 0.6%
HelloFresh *	4,264	182,542

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Financials — 14.5%
Allianz	9,954	$2,270,316
Deutsche Bank	50,826	516,137
Deutsche Boerse	4,491	787,421
Hannover Rueck	1,464	229,969
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,399	815,048
		4,618,891

Health Care — 10.1%
Bayer	23,974	1,590,831
Fresenius & KGaA	10,066	358,927
Fresenius Medical Care & KGaA	4,875	305,693
Merck KGaA	3,195	596,423
Siemens Healthineers	6,842	369,994
		3,221,868

Industrials — 13.1%
Brenntag	3,795	296,022
Daimler Truck Holding *	11,492	312,787
Deutsche Post	23,734	1,024,565
MTU Aero Engines	1,282	261,902
Siemens	18,381	2,283,881
		4,179,157

Information Technology — 11.1%
Infineon Technologies	31,851	922,355
SAP	25,373	2,611,419
		3,533,774

Materials — 6.2%
BASF	22,116	1,176,132
Covestro	5,098	222,064
HeidelbergCement	3,534	206,021

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Symrise, Cl A	3,262	$390,410
		1,994,627

Real Estate — 2.1%
Vonovia	16,904	677,651

Utilities — 3.8%
E.ON	50,252	526,424
RWE	16,558	691,554
		1,217,978

TOTAL GERMANY		24,805,999
SOUTH KOREA — 0.5%
Consumer Discretionary — 0.5%
Delivery Hero *	4,352	155,365

UNITED KINGDOM — 11.0%
Materials — 11.0%
Linde	11,051	3,514,388

UNITED STATES — 0.8%
Health Care — 0.8%
QIAGEN *	5,512	256,088

TOTAL COMMON STOCK
(Cost $34,085,011)		30,337,863

PREFERRED STOCK — 4.8%
GERMANY— 4.8%
Consumer Discretionary — 3.2%
Porsche Automobil Holding (A)	3,760	315,505
Volkswagen (A)	4,435	696,848
		1,012,353
Consumer Staples — 0.9%
Henkel & KGaA (A)	4,286	277,441
Health Care — 0.7%
Sartorius (A)	604	228,815

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X DAX Germany ETF

Value
PREFERRED STOCK — continued
TOTAL GERMANY	$1,518,609
TOTAL PREFERRED STOCK
(Cost $2,119,095)	1,518,609
TOTAL INVESTMENTS — 99.8%
(Cost $36,204,106)	$31,856,472

Percentages are based on Net Assets of $31,932,972.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

Cl — Class

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 99.2%
CHINA — 3.7%
Industrials — 3.7%
Fosun International	319,590	$339,706

IRELAND — 0.5%
Industrials — 0.5%
Fusion Fuel Green, Cl A * (A)	5,407	44,175

PORTUGAL — 89.6%
Communication Services — 6.0%
NOS SGPS	101,959	432,614
Pharol SGPS *	614,643	51,225
Sonaecom	28,384	58,241
		542,080

Consumer Discretionary — 1.0%
Ibersol SGPS *	15,133	89,082

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 22.5%
Jeronimo Martins	78,452	$1,638,710
Sonae	357,048	387,592
		2,026,302

Energy — 4.9%
Galp Energia	35,459	435,050

Financials — 3.2%
Banco Comercial Portugues, Cl R	1,829,825	285,696
Banco Espirito Santo *(B)(C)(D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(B)(C)(D)	55,479,410	12
		285,708

Industrials — 5.0%
CTT-Correios de Portugal	74,554	338,592
Mota-Engil * (A)	84,618	114,085
		452,677

Information Technology — 0.7%
Novabase SGPS *	11,500	61,630

Materials — 16.1%
Altri	60,915	408,388
Corticeira Amorim SGPS	34,744	361,401
Navigator	103,339	427,349
Ramada Investimentos E Industria (A)	5,757	43,850
Semapa-Sociedade de Investimento e Gestao	14,976	207,282
		1,448,270

Utilities — 30.2%
Energias de Portugal	440,838	2,065,810
Greenvolt-Energias Renovaveis *	27,957	208,518
REN - Redes Energeticas Nacionais	145,123	442,453
		2,716,781

TOTAL PORTUGAL		8,057,580

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Portugal ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
SPAIN — 5.4%
Utilities — 5.4%
EDP Renovaveis	20,248	$483,606

TOTAL COMMON STOCK
(Cost $12,382,506)		8,925,067

SHORT-TERM INVESTMENT(E)(F) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $57,134)	57,134	57,134

REPURCHASE AGREEMENT(E) — 0.5%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $40,968 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,263 - $4,387, 0.250%, 09/30/2025, with a total market value of $41,763)

(Cost $40,968)	$40,968	40,968
TOTAL INVESTMENTS — 100.3%
(Cost $12,480,608)		$9,023,169

Percentages are based on Net Assets of $8,993,098.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Portugal ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $93,071.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2022 was $12 and represented 0.0% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $12 and represents 0.0% of Net Assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $98,102.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$8,925,055	$—	$12	$8,925,067
Short-Term Investment	57,134	—	—	57,134
Repurchase Agreement	—	40,968	—	40,968
Total Investments in Securities	$8,982,189	$40,968	$12	$9,023,169

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 90.8%
BRAZIL — 1.7%
Consumer Staples — 1.7%
Cia Brasileira de Distribuicao	160,951	$660,743

CANADA — 1.9%
Energy — 1.9%
Parex Resources	36,544	715,983

CHILE — 3.2%
Energy — 1.6%
Empresas Copec	86,025	632,292

Utilities — 1.6%
Enel Americas	5,847,631	612,149

TOTAL CHILE		1,244,441
COLOMBIA — 78.6%
Communication Services — 1.5%
Millicom International Cellular SDR *	24,969	568,048

Consumer Staples — 5.3%
Grupo Nutresa	165,763	2,020,997

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Energy — 16.3%
Canacol Energy (A)	331,250	$738,674
Ecopetrol ADR (A)	340,950	5,533,619
		6,272,293

Financials — 31.7%
Banco de Bogota	44,804	568,442
Bancolombia	324,960	3,171,186
Bancolombia ADR	156,324	6,060,682
Financiera Colombiana	188,968	1,377,598
Grupo Aval Acciones y Valores ADR	236,278	987,642
		12,165,550

Materials — 8.3%
Cementos Argos	899,700	1,358,148
Grupo Argos	400,425	1,449,506
Mineros	464,804	379,158
		3,186,812

Utilities — 15.5%
Celsia ESP	1,003,048	1,076,678
Grupo Energia Bogota ESP	2,709,350	1,716,335
Interconexion Electrica	575,380	3,147,386
		5,940,399

TOTAL COLOMBIA		30,154,099
PANAMA — 0.9%
Financials — 0.9%
BAC Holding International *	4,582,640	331,084

UNITED STATES — 4.5%
Industrials — 2.7%
Tecnoglass (A)	45,489	1,015,769

Utilities — 1.8%
Brookfield Renewable, Cl A	19,539	705,242

TOTAL UNITED STATES		1,721,011

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Colombia ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $35,406,003)		$34,827,361

PREFERRED STOCK — 9.1%
COLOMBIA— 9.1%
Financials — 8.2%
Banco Davivienda (B)	193,554	1,615,387
Grupo Aval Acciones y Valores (B)	1,431,941	305,971
Grupo de Inversiones Suramericana (B)	222,957	1,228,004
		3,149,362
Materials — 0.9%
Grupo Argos (B)	146,165	332,896
TOTAL COLOMBIA		3,482,258
TOTAL PREFERRED STOCK
(Cost $4,302,589)		3,482,258

SHORT-TERM INVESTMENT(C)(D) — 7.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $2,892,629)	2,892,629	2,892,629

REPURCHASE AGREEMENT(C) — 5.4%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $2,074,175 (collateralized by various U.S. Treasury Obligations, ranging in par value $165,181 - $222,098, 0.250%, 09/30/2025, with a total market value of $2,114,323)

(Cost $2,074,134)	$2,074,134	2,074,134
TOTAL INVESTMENTS — 112.8%
(Cost $44,675,355)		$43,276,382

Percentages are based on Net Assets of $38,371,012.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Colombia ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $4,717,078.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $4,966,763.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt
Cl — Class
SDR — Swedish Depository Receipt

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$34,827,361	$—	$—	$34,827,361
Preferred Stock	3,482,258	—	—	3,482,258
Short-Term Investment	2,892,629	—	—	2,892,629
Repurchase Agreement	—	2,074,134	—	2,074,134
Total Investments in Securities	$41,202,248	$2,074,134	$—	$43,276,382
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 95.3%
ARGENTINA — 44.8%
Communication Services — 3.5%
Telecom Argentina ADR *	217,196	$1,188,062

Consumer Discretionary — 4.3%
Despegar.com *	128,523	1,425,320

Energy — 8.3%
Transportadora de Gas del Sur ADR *	171,710	1,100,661
YPF ADR * (A)	397,182	1,684,052
		2,784,713

Financials — 12.1%
Banco BBVA Argentina ADR *	175,275	520,567
Banco Macro ADR *	103,226	1,514,325
Grupo Financiero Galicia ADR (A)	191,412	1,739,935
Grupo Supervielle ADR	154,471	276,503
		4,051,330

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.5%
America Airports *	78,676	$506,674

Materials — 3.5%
Bioceres Crop Solutions * (A)	25,116	366,694
Loma Negra Cia Industrial Argentina ADR	145,055	815,209
		1,181,903

Real Estate — 3.4%
Cresud SACIF y A ADR *	87,038	683,248
IRSA Inversiones y Representaciones ADR *	64,405	291,111
IRSA Propiedades Comerciales ADR *	65,784	155,250
		1,129,609

Utilities — 8.2%
Central Puerto ADR * (A)	241,569	884,143
Empresa Distribuidora Y Comercializadora Norte ADR *	47,722	262,471
Pampa Energia ADR *	75,020	1,618,181
		2,764,795

TOTAL ARGENTINA		15,032,406
BRAZIL — 31.5%
Consumer Discretionary — 25.2%
Arcos Dorados Holdings, Cl A	248,234	1,799,696
MercadoLibre *	6,831	6,650,867
		8,450,563

Consumer Staples — 6.3%
Adecoagro	188,149	2,116,676

TOTAL BRAZIL		10,567,239
CANADA — 11.4%
Materials — 11.4%
SSR Mining	86,801	1,919,327
Yamana Gold	340,939	1,891,364

TOTAL CANADA		3,810,691

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Argentina ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
CHILE — 7.6%
Consumer Staples — 7.6%
Cencosud	838,853	$1,342,283
Cia Cervecerias Unidas	180,727	1,207,601

TOTAL CHILE		2,549,884
TOTAL COMMON STOCK
(Cost $50,262,787)		31,960,220

PREFERRED STOCK — 4.1%
CHILE— 4.1%
Consumer Staples — 4.1%
Embotelladora Andina (B)
(Cost $1,676,733)	748,317	1,359,699

SHORT-TERM INVESTMENT(C)(D) — 3.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $1,167,541)	1,167,541	1,167,541

REPURCHASE AGREEMENT(C) — 2.5%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $837,192 (collateralized by various U.S. Treasury Obligations, ranging in par value $66,671 - $89,644, 0.250%, 09/30/2025, with a total market value of $853,391)

(Cost $837,175)	$837,175	837,175
TOTAL INVESTMENTS — 105.4%
(Cost $53,944,236)		$35,324,635

Percentages are based on Net Assets of $33,522,342.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Argentina ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $1,957,229.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $2,004,716.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$31,960,220	$—	$—	$31,960,220
Preferred Stock	1,359,699	—	—	1,359,699
Short-Term Investment	1,167,541	—	—	1,167,541
Repurchase Agreement	—	837,175	—	837,175
Total Investments in Securities	$34,487,460	$837,175	$—	$35,324,635

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 99.2%
PAKISTAN — 99.2%
Consumer Discretionary — 3.8%
Honda Atlas Cars Pakistan	119,796	$124,465
Indus Motor	51,215	372,810
Nishat Mills	531,943	236,718
		733,993

Energy — 20.0%
Mari Petroleum	94,307	870,995
Oil & Gas Development	1,897,587	863,849
Pakistan Oilfields	353,783	720,632
Pakistan Petroleum	1,933,035	768,843
Pakistan State Oil	752,345	686,892
		3,911,211

Financials — 24.6%
Bank Al Habib	2,218,865	815,157
Bank Alfalah	2,592,069	491,063
Habib Bank	2,032,539	1,191,073
MCB Bank	1,438,769	1,168,753

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
United Bank	1,527,497	$1,129,813
		4,795,859

Health Care — 1.4%
Searle	448,900	272,699

Industrials — 8.0%
Millat Tractors	172,628	859,590
Pakistan International Bulk Terminal *	3,285,410	113,552
TRG Pakistan	1,374,265	581,224
		1,554,366

Information Technology — 5.0%
Systems	465,020	970,070

Materials — 30.0%
DG Khan Cement	720,364	260,029
Engro	973,448	1,455,586
Engro Fertilizers	1,870,595	958,208
Fauji Cement *	2,586,999	233,561
Fauji Fertilizer	1,541,356	998,251
Fauji Fertilizer Bin Qasim *	1,059,886	132,265
International Steels	372,247	123,989
Lucky Cement *	446,526	1,362,463
Maple Leaf Cement Factory *	1,841,199	330,772
		5,855,124

Utilities — 6.4%
Hub Power	3,400,351	1,252,318

TOTAL PAKISTAN		19,345,640
TOTAL COMMON STOCK
(Cost $25,666,174)		19,345,640

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Pakistan ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 2.3%
U.S. Treasury Bill
0.010%, 05/03/22(A)
(Cost $450,000)	$450,000	$449,999
TOTAL INVESTMENTS — 101.5%
(Cost $26,116,174)		$19,795,639

Percentages are based on Net Assets of $19,505,742.

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

As of April 30, 2022, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 95.1%
NIGERIA — 90.7%
Communication Services — 5.4%
Nigeria Communications	4,864,255	$2,514,175

Consumer Staples — 22.8%
Dangote Sugar Refinery	35,842,141	1,399,139
Flour Mills of Nigeria	22,802,438	1,818,700
Nestle Nigeria	1,149,667	3,989,206
Nigerian Breweries	12,445,296	1,712,353
UAC of Nigeria	36,106,199	1,044,035
Unilever Nigeria	23,383,901	766,316
		10,729,749

Financials — 40.1%
Access Bank	66,088,623	1,544,722
FBN Holdings	105,964,770	3,064,042
FCMB Group	162,598,933	1,520,202
Fidelity Bank	167,957,655	1,537,926
Guaranty Trust Holding	62,675,911	3,624,631
Stanbic IBTC Holdings	18,901,509	1,616,876
Sterling Bank	201,593,633	748,082
United Bank for Africa	84,919,784	1,688,164
Zenith Bank	59,101,971	3,489,152
		18,833,797

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Nigeria ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 19.9%
Dangote Cement	10,522,666	$7,414,043
Lafarge Africa	30,156,855	1,962,012
		9,376,055

Real Estate — 0.0%
UPDC Real Estate Investment Trust ‡	647	6

Utilities — 2.5%
Transnational Corp of Nigeria	404,740,021	1,160,580

TOTAL NIGERIA		42,614,362
TOGO — 4.4%
Financials — 4.4%
Ecobank Transnational	72,220,468	2,088,302

TOTAL COMMON STOCK
(Cost $40,672,558)		44,702,664

U.S. TREASURY OBLIGATION — 12.8%
U.S. Treasury Bill
0.010%, 05/03/22(A)
(Cost $5,999,997)	$6,000,000	5,999,985
TOTAL INVESTMENTS — 107.9%
(Cost $46,672,555)		$50,702,649

Percentages are based on Net Assets of $47,006,022.

A list of the open forward foreign currency contracts held by the Fund at April 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation

Stanbic Bank	05/04/22 - 05/12/22	NGN	1,329,492,428	USD	2,934,141		$(260,991)
						$	$(260,991)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Nigeria ETF

‡	Real Estate Investment Trust
(A)	Interest rate represents the security’s effective yield at the time of purchase.

NGN — Nigerian Naira
USD — U.S. Dollar

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,702,664	$—	$—	$44,702,664
U.S. Treasury Obligation	—	5,999,985	—	5,999,985
Total Investments in Securities	$44,702,664	$5,999,985	$—	$50,702,649

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*
Unrealized Depreciation	$–	$(260,991)	$–	$(260,991)
Total Other Financial Instruments	$–	$(260,991)	$–	$(260,991)

* Forwards contracts are valued at unrealized depreciation on the instrument.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 99.7%
VIETNAM — 99.7%
Consumer Staples — 17.5%
Hoang Anh Gia Lai International Agriculture JSC *	64,600	$20,677
KIDO Group	34,000	76,844
Masan Group	96,720	488,581
Saigon Beer Alcohol Beverage	12,200	86,120
Thanh Thanh Cong - Bien Hoa JSC *	78,000	64,537
Vietnam Dairy Products JSC	154,300	498,576
Vinh Hoan	26,800	121,375
		1,356,710

Energy — 2.2%
PetroVietnam Drilling & Well Services JSC *	68,520	60,573
PetroVietnam Technical Service	63,500	68,025
Vietnam National Petroleum Group	18,600	38,879
		167,477

Financials — 17.4%
Bank for Foreign Trade of Vietnam JSC	100,075	352,562
Bank for Investment and Development of Vietnam JSC	51,376	83,339

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bao Viet Holdings	20,600	$55,708
Ho Chi Minh City Development Joint Stock Commercial Bank *	47,400	52,223
National Citizen Commercial JSC *	16,828	28,433
Saigon - Hanoi Commercial Joint Stock Bank *	75,200	53,379
Saigon - Hanoi Securities JSC	16,700	14,109
Saigon Thuong Tin Commercial JSB *	128,600	155,125
SSI Securities	139,500	203,812
Viet Capital Securities JSC	36,800	67,387
Vietnam Joint Stock Commercial Bank for Industry and Trade	64,800	78,307
VNDirect Securities	152,040	205,249
		1,349,633

Industrials — 10.0%
Development Investment Construction JSC *	30,500	86,332
Gelex Group JSC *	96,700	118,751
Gemadept	10,400	24,637
Ha Do Group JSC	6,940	17,408
Hoang Huy Investment Financial Services JSC *	85,916	60,237
Thaiholdings JSC *	34,200	175,442
Vietjet Aviation JSC *	36,300	205,342
Vietnam Construction and Import-Export JSC	31,100	39,682
Viglacera JSC	22,400	46,042
		773,873

Information Technology — 0.3%
Digiworld	3,300	19,975

Materials — 17.1%
An Phat Holdings JSC *	27,475	22,673
Duc Giang Chemicals JSC	13,800	144,770
Hoa Phat Group JSC	454,200	856,440
Hoa Sen Group *	54,800	67,535
Nam Kim Steel JSC *	9,800	15,940

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PetroVietNam Ca Mau Fertilizer JSC	10,300	$17,336
Petrovietnam Fertilizer & Chemicals JSC	45,400	133,253
Phuoc Hoa Rubber JSC	15,300	46,639
Vietnam Rubber Group	17,100	21,483
		1,326,069

Real Estate — 32.5%
Dat Xanh Group JSC *	51,300	81,764
Dat Xanh Real Estate Services JSC	12,100	16,177
FLC Group JSC *	47,300	18,167
Hai Phat Investment JSC *	16,700	19,635
Khang Dien House Trading and Investment JSC *	61,600	128,493
Kinh Bac City Development Share Holding *	48,900	93,271
No Va Land Investment Group *	113,391	404,906
Phat Dat Real Estate Development *	60,790	164,393
Van Phu - Invest Investment JSC *	29,400	78,354
Vincom Retail JSC *	192,400	258,896
Vingroup JSC *	185,700	646,940
Vinhomes JSC	212,500	601,498
		2,512,494

Utilities — 2.7%
PetroVietnam Gas JSC	15,700	72,471
PetroVietnam Nhon Trach 2 Power JSC	37,000	36,173
PetroVietnam Power	120,500	69,004
Pha Lai Thermal Power JSC	37,800	31,276
		208,924

TOTAL VIETNAM		7,715,155
TOTAL COMMON STOCK
(Cost $8,712,441)		7,715,155

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Vietnam ETF

	Number of Rights	Value
RIGHTS — 0.1%
Vietnam — 0.1%
Saigon - Hanoi*(A)(B)(C)
Expires 05/23/22 (Cost $11,615)	16,700	$5,381

TOTAL INVESTMENTS — 99.8%
(Cost $8,724,056)		$7,720,536

Percentages are based on Net Assets of $7,734,766.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2022 was $5,381 and represented 0.1% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $5,381 and represents 0.1% of Net Assets.

JSC — Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,715,155	$—	$—	$7,715,155
Rights	—	—	5,381	5,381
Total Investments in Securities	$7,715,155	$—	$5,381	$7,720,536

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.8%
BAHRAIN — 0.9%
Financials — 0.9%
Ahli United Bank BSC	193,217	$198,608

BANGLADESH — 1.0%
Health Care — 0.6%
Square Pharmaceuticals	49,347	128,363

Industrials — 0.4%
Bangladesh Export Import	47,290	81,226

TOTAL BANGLADESH		209,589
CHILE — 1.0%
Consumer Discretionary — 0.4%
Falabella	29,093	81,681

Financials — 0.6%
Banco de Chile	637,362	63,620
Banco de Credito e Inversiones	748	23,140

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Banco Santander Chile	919,958	$44,248
		131,008

TOTAL CHILE		212,689
CZECH REPUBLIC — 1.5%
Financials — 0.2%
Komercni Banka	1,060	35,178
Moneta Money Bank	4,900	18,384
		53,562

Utilities — 1.3%
CEZ	6,381	273,873

TOTAL CZECH REPUBLIC		327,435
EGYPT — 0.3%
Financials — 0.3%
Commercial International Bank Egypt SAE	23,534	57,021

GREECE — 2.0%
Communication Services — 0.8%
Hellenic Telecommunications Organization	9,114	176,913

Consumer Discretionary — 0.6%
OPAP	8,489	126,989

Financials — 0.3%
Alpha Services and Holdings *	30,827	35,318
Eurobank Ergasias Services and Holdings *	36,144	38,122
		73,440

Utilities — 0.3%
Public Power *	8,097	65,346

TOTAL GREECE		442,688
ICELAND — 1.4%
Financials — 0.2%
Arion Banki HF	37,175	48,523

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.2%
Marel HF	46,112	$245,695

TOTAL ICELAND		294,218
INDONESIA — 10.7%
Communication Services — 2.6%
Sarana Menara Nusantara	776,544	54,101
Telkom Indonesia Persero	1,434,287	457,088
Tower Bersama Infrastructure	267,904	55,625
		566,814

Consumer Discretionary — 1.7%
Astra International	697,661	364,543

Consumer Staples — 1.4%
Charoen Pokphand Indonesia	250,528	88,999
Gudang Garam	15,982	33,845
Indofood CBP Sukses Makmur	78,590	41,336
Indofood Sukses Makmur	148,592	64,574
Unilever Indonesia	258,695	69,416
		298,170

Financials — 4.2%
Bank Central Asia	693,080	388,444
Bank Jago *	52,400	42,109
Bank Mandiri	231,482	142,910
Bank Negara Indonesia Persero	91,656	58,324
Bank Rakyat Indonesia Persero	859,990	288,898
		920,685

Health Care — 0.4%
Kalbe Farma	714,974	80,883

Materials — 0.4%
Indocement Tunggal Prakarsa	50,904	36,782
Semen Indonesia Persero	100,220	44,244
		81,026

TOTAL INDONESIA		2,312,121

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
JORDAN — 0.1%
Information Technology — 0.1%
Arab Bank	3,528	$23,288

KAZAKHSTAN — 1.3%
Energy — 0.7%
NAC Kazatomprom JSC GDR	5,147	149,572

Financials — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR	2,818	27,898
Kaspi.KZ JSC GDR	1,426	92,690
		120,588

TOTAL KAZAKHSTAN		270,160
KENYA — 1.3%
Communication Services — 1.3%
Safaricom	956,156	278,260

KUWAIT — 1.9%
Financials — 1.6%
National Bank of Kuwait SAK	102,163	350,712

Real Estate — 0.3%
Mabanee KPSC	23,934	65,214

TOTAL KUWAIT		415,926
LUXEMBOURG — 0.2%
Financials — 0.2%
Reinet Investments SCA	1,860	37,750

MALAYSIA — 6.9%
Communication Services — 1.5%
Axiata Group	106,255	85,668
DiGi.com	120,264	105,526
Maxis	90,658	79,132
Telekom Malaysia	43,660	50,043
		320,369

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.1%
Nestle Malaysia	2,684	$82,120
PPB Group	24,786	97,812
QL Resources	42,232	49,570
		229,502

Energy — 0.3%
Petronas Dagangan	11,526	57,557

Financials — 1.9%
CIMB Group Holdings	95,916	114,566
Hong Leong Bank	9,100	43,854
Public Bank	208,922	225,070
RHB Bank	25,454	36,543
		420,033

Health Care — 0.4%
Top Glove	219,000	84,511

Industrials — 0.3%
Malaysia Airports Holdings *	41,618	65,579

Utilities — 1.4%
Petronas Gas	30,591	119,315
Tenaga Nasional	91,215	189,407
		308,722

TOTAL MALAYSIA		1,486,273
MEXICO — 5.4%
Communication Services — 0.8%
Grupo Televisa	95,537	177,325

Consumer Staples — 0.4%
Kimberly-Clark de Mexico, Cl A	58,056	81,045

Financials — 1.4%
Grupo Financiero Banorte, Cl O	37,342	246,483
Grupo Financiero Inbursa, Cl O *	31,102	52,714
		299,197

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.2%
Grupo Aeroportuario del Pacifico, Cl B	14,458	$222,468
Grupo Aeroportuario del Sureste, Cl B	8,278	180,649
Promotora y Operadora de Infraestructura	8,801	64,152
		467,269

Real Estate — 0.6%
Fibra Uno Administracion ‡	122,200	134,005

TOTAL MEXICO		1,158,841
MOROCCO — 1.2%
Communication Services — 0.9%
Itissalat Al-Maghrib	14,014	188,048

Financials — 0.3%
Attijariwafa Bank	1,196	55,697
Banque Centrale Populaire	664	17,754
		73,451

TOTAL MOROCCO		261,499
NIGERIA — 0.5%
Financials — 0.1%
Guaranty Trust Holding	216,406	12,515
Zenith Bank	230,376	13,600
		26,115

Materials — 0.4%
Dangote Cement	131,575	92,705

TOTAL NIGERIA		118,820
OMAN — 0.3%
Financials — 0.3%
BankMuscat SAOG	42,031	57,424

PERU — 0.6%
Financials — 0.6%
Credicorp	952	132,223

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
PHILIPPINES — 4.3%
Communication Services — 0.5%
PLDT	2,919	$104,336

Financials — 0.6%
Bank of the Philippine Islands	25,224	45,853
BDO Unibank	27,706	68,993
Metropolitan Bank & Trust	24,852	24,326
		139,172

Industrials — 0.7%
SM Investments	9,620	156,909

Real Estate — 2.2%
Ayala Land	319,822	196,347
SM Prime Holdings	402,203	269,650
		465,997

Utilities — 0.3%
Manila Electric	8,692	58,674

TOTAL PHILIPPINES		925,088
POLAND — 3.0%
Communication Services — 0.3%
Cyfrowy Polsat	9,854	53,782

Consumer Discretionary — 0.3%
Allegro.eu *	13,695	71,089

Consumer Staples — 0.6%
Dino Polska *	1,959	127,183

Energy — 0.4%
Polskie Gornictwo Naftowe i Gazownictwo	67,000	94,062

Financials — 1.1%
Bank Polska Kasa Opieki	2,581	56,999
Powszechna Kasa Oszczednosci Bank Polski	12,338	91,223
Powszechny Zaklad Ubezpieczen	8,490	58,735

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Santander Bank Polska	495	$30,185
		237,142

Utilities — 0.3%
PGE Polska Grupa Energetyczna *	32,497	72,367

TOTAL POLAND		655,625
QATAR — 4.9%
Energy — 0.8%
Qatar Fuel QSC	18,818	94,717
Qatar Gas Transport	96,263	90,401
		185,118

Financials — 1.4%
Commercial Bank PSQC	27,732	58,552
Masraf Al Rayan QSC	65,856	97,471
Qatar International Islamic Bank QSC	10,205	32,366
Qatar Islamic Bank SAQ	16,277	109,459
		297,848

Industrials — 1.4%
Industries Qatar QSC	60,233	311,110

Materials — 0.6%
Mesaieed Petrochemical Holding	169,824	120,778

Real Estate — 0.3%
Barwa Real Estate	73,558	68,574

Utilities — 0.4%
Qatar Electricity & Water QSC	16,987	79,763

TOTAL QATAR		1,063,191
ROMANIA — 1.6%
Energy — 0.8%
OMV Petrom	875,169	89,568

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Energy — continued
Societatea Nationala de Gaze Naturale ROMGAZ	8,927	$85,653
		175,221

Financials — 0.4%
Banca Transilvania	133,026	67,505
BRD-Groupe Societe Generale	5,739	20,680
		88,185

Real Estate — 0.4%
NEPI Rockcastle	14,084	85,584

TOTAL ROMANIA		348,990
SAUDI ARABIA — 11.1%
Communication Services — 2.3%
Etihad Etisalat	7,040	81,177
Mobile Telecommunications Saudi Arabia *	8,196	30,461
Saudi Research & Media Group *	740	52,164
Saudi Telecom	10,945	338,493
		502,295

Consumer Discretionary — 0.3%
Jarir Marketing	1,097	56,154

Consumer Staples — 0.6%
Abdullah Al Othaim Markets	820	24,442
Almarai JSC	4,666	64,688
Savola Group	4,893	46,571
		135,701

Financials — 5.2%
Al Rajhi Bank	8,104	381,563
Alinma Bank	6,698	74,019
Arab National Bank	4,078	38,271
Bank AlBilad *	3,348	46,237
Bank Al-Jazira	2,868	24,201
Banque Saudi Fransi	4,041	58,393

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bupa Arabia for Cooperative Insurance	429	$19,009
Company for Cooperative Insurance	436	8,021
Riyad Bank	9,262	100,749
Saudi British Bank	5,626	67,273
Saudi National Bank	14,522	305,865
		1,123,601

Health Care — 0.5%
Dr Sulaiman Al Habib Medical Services Group	983	52,415
Mouwasat Medical Services	917	58,920
		111,335

Materials — 1.5%
SABIC Agri-Nutrients	4,045	175,354
Saudi Kayan Petrochemical *	13,717	69,046
Yanbu National Petrochemical	4,726	76,986
		321,386

Real Estate — 0.2%
Dar Al Arkan Real Estate Development *	10,387	29,964

Utilities — 0.5%
Saudi Electricity	15,567	112,266

TOTAL SAUDI ARABIA		2,392,702
SOUTH AFRICA — 9.2%
Communication Services — 0.5%
MultiChoice Group	12,418	101,519

Consumer Discretionary — 0.8%
Mr Price Group	8,461	115,058
Pepkor Holdings	47,530	64,370
		179,428

Consumer Staples — 2.1%
Clicks Group	8,057	158,336
Shoprite Holdings	16,542	239,529

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Tiger Brands	6,279	$61,534
		459,399

Financials — 3.5%
Absa Group	9,766	106,105
Capitec Bank Holdings	968	136,064
Discovery *	5,737	55,229
Nedbank Group	5,964	83,595
Old Mutual	64,057	51,395
Remgro	6,362	57,284
Sanlam	22,673	94,369
Standard Bank Group	16,035	170,324
		754,365

Materials — 2.3%
African Rainbow Minerals	4,109	68,038
Harmony Gold Mining	18,361	76,387
Impala Platinum Holdings	27,100	353,326
		497,751

TOTAL SOUTH AFRICA		1,992,462
SRI LANKA — 0.1%
Industrials — 0.1%
John Keells Holdings	57,075	19,982

THAILAND — 9.7%
Communication Services — 1.2%
Advanced Info Service NVDR	30,936	194,197
Intouch Holdings PCL NVDR	29,274	59,830
		254,027

Consumer Discretionary — 0.8%
Central Retail NVDR	47,016	54,223
Home Product Center NVDR	154,256	67,557
PTT Oil & Retail Business NVDR	78,120	57,022
		178,802

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.5%
Berli Jucker NVDR	30,798	$30,798
CP ALL NVDR	151,728	287,951
		318,749

Energy — 1.0%
PTT Exploration & Production NVDR	36,354	160,276
Thai Oil NVDR	29,098	48,001
		208,277

Financials — 0.2%
Krungthai Card NVDR	8,284	13,968
SCB X NVDR	7,944	26,674
Srisawad NVDR	6,954	10,913
		51,555

Health Care — 1.1%
Bangkok Dusit Medical Services NVDR	247,438	186,030
Bumrungrad Hospital NVDR	12,442	58,305
		244,335

Industrials — 1.5%
Airports of Thailand NVDR *	111,290	216,894
Bangkok Expressway & Metro NVDR	198,570	47,831
BTS Group Holdings PCL NVDR	205,498	53,999
		318,724

Materials — 0.3%
SCG Packaging NVDR	33,552	54,124

Real Estate — 0.7%
Central Pattana NVDR	52,722	93,129
Land & Houses NVDR	217,636	60,684
		153,813

Utilities — 1.4%
Electricity Generating	5,828	28,332
Electricity Generating NVDR	900	4,375
Energy Absolute NVDR	39,056	100,918

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Global Power Synergy NVDR	18,156	$35,252
Gulf Energy Development NVDR	76,686	109,152
Ratch Group NVDR	20,404	26,212
		304,241

TOTAL THAILAND		2,086,647
TURKEY — 2.2%
Communication Services — 0.3%
Turkcell Iletisim Hizmetleri	46,731	68,071

Consumer Staples — 0.5%
BIM Birlesik Magazalar	18,141	102,025

Energy — 0.3%
Turkiye Petrol Rafinerileri *	4,829	76,127

Financials — 0.3%
Akbank Turk	42,859	25,734
Turkiye Garanti Bankasi	31,817	32,082
		57,816

Industrials — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret	26,352	43,459

Materials — 0.6%
Eregli Demir ve Celik Fabrikalari	55,656	125,728

TOTAL TURKEY		473,226
UNITED ARAB EMIRATES — 7.3%
Communication Services — 2.2%
Emirates Telecommunications Group PJSC	49,054	467,429

Consumer Discretionary — 0.5%
Abu Dhabi National Oil for Distribution PJSC	96,640	108,662

Financials — 3.5%
Abu Dhabi Commercial Bank PJSC	39,162	108,539
Abu Dhabi Islamic Bank PJSC	20,099	48,044
Dubai Islamic Bank PJSC	40,595	71,286

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Emirates NBD Bank PJSC	35,627	$147,919
First Abu Dhabi Bank PJSC	63,105	385,531
		761,319

Real Estate — 1.1%
Aldar Properties PJSC	152,722	234,922

TOTAL UNITED ARAB EMIRATES		1,572,332
VIETNAM — 7.9%
Consumer Staples — 1.8%
Masan Group	39,252	198,281
Saigon Beer Alcohol Beverage	50	353
Vietnam Dairy Products JSC	58,096	187,721
		386,355

Financials — 0.2%
Bank for Foreign Trade of Vietnam JSC	13,206	46,524
Ho Chi Minh City Development Joint Stock Commercial Bank *	8	9
Saigon - Hanoi Commercial Joint Stock Bank *	6,900	4,898
		51,431

Industrials — 0.7%
Thaiholdings JSC *	14,100	72,331
Vietjet Aviation JSC *	12,480	70,597
		142,928

Materials — 1.5%
Hoa Phat Group JSC	173,955	328,010

Real Estate — 3.7%
No Va Land Investment Group *	53,646	191,564
Vincom Retail JSC *	71,990	96,871
Vingroup JSC *	75,329	262,430
Vinhomes JSC	86,657	245,289
		796,154

TOTAL VIETNAM		1,704,878

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $19,506,246)	$21,529,956
TOTAL INVESTMENTS — 99.8%
(Cost $19,506,246)	$21,529,956

Percentages are based on Net Assets of $21,568,979.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,521,826	$7,008,130	$—	$21,529,956
Total Investments in Securities	$14,521,826	$7,008,130	$—	$21,529,956

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.2%
BRAZIL — 4.6%
Materials — 4.6%
Yara International	101,960	$5,260,764

DENMARK — 0.1%
Consumer Staples — 0.1%
Atlantic Sapphire *	43,566	122,610

FAROE ISLANDS — 1.9%
Consumer Staples — 1.9%
Bakkafrost P/F	30,789	2,141,487

FRANCE — 1.2%
Communication Services — 1.2%
Adevinta, Cl B *	172,609	1,365,450

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
GABON — 0.1%
Energy — 0.1%
BW Energy *	48,324	$142,640

NETHERLANDS — 0.1%
Industrials — 0.1%
Meltwater *	80,011	108,209

NORWAY — 88.6%
Communication Services — 7.6%
Kahoot! *	157,860	392,593
Schibsted, Cl A	44,907	952,940
Schibsted, Cl B	59,805	1,165,089
Telenor	428,192	6,108,132
		8,618,754

Consumer Discretionary — 0.5%
Europris	96,154	493,333
XXL	88,720	94,133
		587,466

Consumer Staples — 15.6%
Austevoll Seafood	55,363	890,771
Grieg Seafood	32,436	490,202
Leroy Seafood Group	184,016	1,751,960
Mowi	268,982	7,700,007
Norway Royal Salmon	6,890	181,558
Orkla	462,797	3,793,161
Salmar	36,342	3,015,319
		17,822,978

Energy — 23.4%
Aker BP	77,279	2,824,382
Aker Solutions	148,666	524,673
BW Offshore	60,125	175,924
DNO	264,630	411,010
Equinor	598,787	20,634,308

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
FLEX LNG	18,067	$519,328
Frontline *	59,740	505,926
TGS	72,631	1,142,881
		26,738,432

Financials — 17.8%
DNB Bank	569,354	11,229,350
Gjensidige Forsikring	122,729	2,655,722
Protector Forsikring	34,856	399,571
Sparebank 1 Nord Norge	57,805	619,834
Sparebank 1 Oestlandet	24,498	361,821
SpareBank 1 SMN	80,309	1,139,569
SpareBank 1 SR-Bank	109,874	1,415,210
Storebrand	288,602	2,547,577
		20,368,654

Health Care — 0.3%
Nykode Therapeutics *	78,222	312,500

Industrials — 11.4%
Aker ASA	15,877	1,319,881
Aker Carbon Capture *	164,723	342,475
Aker Horizons Holding *	69,979	146,545
Bonheur	11,611	438,066
Golden Ocean Group	80,704	1,032,129
Hexagon Composites *	66,869	270,590
Hexagon Purus Holding *	37,385	146,546
Kongsberg Gruppen	54,911	2,392,931
MPC Container Ships	161,059	489,406
NEL *	896,344	1,309,416
Norwegian Air Shuttle *	364,076	515,835
Quantafuel *	73,494	124,245
Stolt-Nielsen	15,461	282,450
TOMRA Systems	72,992	2,920,761
Veidekke	66,920	876,316

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Wallenius Wilhelmsen, Cl B	63,676	$406,666
		13,014,258

Information Technology — 3.3%
Atea	51,028	617,821
Crayon Group Holding *	39,623	592,013
LINK Mobility Group Holding *	105,422	175,504
Nordic Semiconductor *	107,011	2,199,018
Pexip Holding *	45,869	102,997
Volue *	30,023	129,708
		3,817,061

Materials — 7.9%
Borregaard	58,795	1,135,946
Elkem	174,470	738,589
Elopak	72,738	109,147
Norsk Hydro	822,894	7,060,784
		9,044,466

Real Estate — 0.7%
Entra	39,196	654,630
Selvaag Bolig	26,894	128,891
		783,521

Utilities — 0.1%
Elmera Group	58,462	133,910

TOTAL NORWAY		101,242,000
SINGAPORE — 0.5%
Energy — 0.5%
BW LPG	47,140	302,324
Hafnia *	71,995	214,056

TOTAL SINGAPORE		516,380

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued

SOUTH AFRICA — 0.8%
Utilities — 0.8%
Scatec	73,757	$914,387

UNITED KINGDOM — 1.0%
Energy — 1.0%
Subsea 7	139,162	1,165,092

UNITED STATES — 0.3%
Information Technology — 0.3%
REC Silicon *	174,719	308,497

TOTAL COMMON STOCK
(Cost $121,478,209)		113,287,516
TOTAL INVESTMENTS — 99.2%
(Cost $121,478,209)		$113,287,516

Percentages are based on Net Assets of $114,235,626.
*	Non-income producing security.

Cl — Class

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 1.7%
Consumer Staples — 1.7%
Wilmar International	216,706	$696,774

INDONESIA — 22.3%
Communication Services — 3.6%
Telkom Indonesia Persero	4,718,962	1,503,870

Consumer Discretionary — 2.5%
Astra International	2,058,704	1,075,718

Consumer Staples — 0.5%
Hanjaya Mandala Sampoerna	871,432	58,308
Unilever Indonesia	576,973	154,820
		213,128

Financials — 15.7%
Bank Central Asia	4,904,244	2,748,636
Bank Mandiri	1,883,321	1,162,704
Bank Negara Indonesia Persero	753,973	479,782

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Rakyat Indonesia Persero	6,616,618	$2,222,731
		6,613,853

TOTAL INDONESIA		9,406,569
MALAYSIA — 14.3%
Financials — 9.1%
CIMB Group Holdings	659,646	787,908
Malayan Banking	717,243	1,494,291
Public Bank	1,445,116	1,556,815
		3,839,014

Health Care — 0.9%
IHH Healthcare	267,664	406,399

Materials — 2.7%
Petronas Chemicals Group	284,945	668,919
Press Metal Aluminium Holdings	333,765	459,229
		1,128,148

Utilities — 1.6%
Tenaga Nasional	326,749	678,491

TOTAL MALAYSIA		6,052,052
PHILIPPINES — 4.9%
Financials — 1.2%
BDO Unibank	196,479	489,269

Industrials — 1.1%
Ayala	33,223	469,341

Real Estate — 2.6%
Ayala Land	795,751	488,532
SM Prime Holdings	928,388	622,423
		1,110,955

TOTAL PHILIPPINES		2,069,565

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 33.7%
Communication Services — 3.6%
Singapore Telecommunications	765,642	$1,535,830

Financials — 25.0%
DBS Group Holdings	183,703	4,512,424
Oversea-Chinese Banking	355,501	3,189,700
United Overseas Bank	131,765	2,861,635
		10,563,759

Industrials — 1.2%
Singapore Airlines *	131,485	523,693

Real Estate — 3.9%
CapitaLand Integrated Commercial Trust ‡	495,490	836,043
Capitaland Investment	258,902	793,074
		1,629,117

TOTAL SINGAPORE		14,252,399
THAILAND — 22.8%
Communication Services — 1.7%
Advanced Info Service NVDR	113,768	714,164

Consumer Discretionary — 0.5%
PTT Oil & Retail Business	284,552	207,702

Consumer Staples — 2.7%
CP ALL NVDR	605,930	1,149,940

Energy — 5.2%
PTT NVDR	1,454,755	1,592,798
PTT Exploration & Production NVDR	139,119	613,342
		2,206,140

Financials — 3.6%
Kasikornbank NVDR	154,607	690,653
SCB X	40,696	136,644

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SCB X NVDR	206,956	$694,889
		1,522,186

Health Care — 1.7%
Bangkok Dusit Medical Services NVDR	916,005	688,675

Industrials — 2.0%
Airports of Thailand NVDR *	436,851	851,381

Information Technology — 0.7%
Delta Electronics Thailand NVDR	28,751	304,719

Materials — 2.2%
Siam Cement NVDR	85,563	924,330

Utilities — 2.5%
Energy Absolute	169,276	437,399
Gulf Energy Development NVDR	429,115	610,784
		1,048,183

TOTAL THAILAND		9,617,420
TOTAL COMMON STOCK
(Cost $39,942,020)		42,094,779
TOTAL INVESTMENTS — 99.7%
(Cost $39,942,020)		$42,094,779

Percentages are based on Net Assets of $42,232,934.

*	Non-income producing security.
‡	Real Estate Investment Trust

NVDR  — Non-Voting Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X FTSE Southeast Asia ETF

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,688,210	$9,406,569	$—	$42,094,779
Total Investments in Securities	$32,688,210	$9,406,569	$—	$42,094,779

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF
Assets:
Cost of Investments	$3,802,211	$4,538,330	$7,053,854	$535,310,215
Cost of Repurchase Agreement	—	—	—	1,660,349
Cost of Foreign Currency	—	—	1	673
Investments, at Value	$4,581,671	$4,164,997	$6,095,271	$307,451,895	*
Repurchase Agreement, at Value	—	—	—	1,660,349
Cash	—	10,042	6,098	233,122
Foreign Currency, at Value	—	—	1	676
Receivable for Investment Securities Sold	22,978	1,027,844	—	—
Unrealized Appreciation on Spot Contracts	—	1	—	—
Dividend, Interest, and Securities Lending Income Receivable	—	—	1,964	13,114
Total Assets	4,604,649	5,202,884	6,103,334	309,359,156
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	—	3,975,906
Payable due to Investment Adviser	3,340	2,962	5,905	160,149
Unrealized Depreciation on Spot Contracts	4	—	—	—
Payable for Capital Shares Redeemed	—	1,040,461	—	—
Cash Overdraft	395,212	—	—	—
Custodian Fees Payable	—	3	38	—
Total Liabilities	398,556	1,043,426	5,943	4,136,055
Net Assets	$4,206,093	$4,159,458	$6,097,391	$305,223,101
Net Assets Consist of:
Paid-in Capital	$4,207,542	$6,710,296	$13,090,113	$648,452,326
Total Distributable Loss	(1,449)	(2,550,838)	(6,992,722)	(343,229,225)
Net Assets	$4,206,093	$4,159,458	$6,097,391	$305,223,101
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	300,000	199,971	450,000	15,380,000
Net Asset Value, Offering and Redemption Price Per Share	$14.02	$20.80	$13.55	$19.85
*Includes Market Value of Securities on Loan	$—	$—	$—	$3,400,573

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF
Assets:
Cost of Investments	$11,475,574	$17,638,146	$51,509,883	$26,118,890
Cost of Repurchase Agreement	—	—	—	238,642
Cost of Foreign Currency	6,650	3	(141,629)	—
Investments, at Value	$10,418,923	$11,836,155	$39,895,888	$18,477,010	*
Repurchase Agreement, at Value	—	—	—	238,642
Cash	9,958	13,752	—	25,134
Foreign Currency, at Value	6,648	3	—	—
Unrealized Appreciation on Spot Contracts	1	—	—	—
Receivable for Investment Securities Sold	—	—	141,082	—
Dividend, Interest, and Securities Lending Income Receivable	—	6,049	7,662	7,381
Total Assets	10,435,530	11,855,959	40,044,632	18,748,167
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	—	571,457
Payable due to Investment Adviser	5,617	6,713	57,670	10,082
Overdraft of Foreign Currency	—	—	141,629	—
Cash Overdraft	—	—	17,473	—
Total Liabilities	5,617	6,713	216,772	581,539
Net Assets	$10,429,913	$11,849,246	$39,827,860	$18,166,628
Net Assets Consist of:
Paid-in Capital	$11,442,173	$19,848,892	$70,158,247	$29,137,994
Total Distributable Loss	(1,012,260)	(7,999,646)	(30,330,387)	(10,971,366)
Net Assets	$10,429,913	$11,849,246	$39,827,860	$18,166,628
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	460,002	760,002	3,060,000	980,002
Net Asset Value, Offering and Redemption Price Per Share	$22.67	$15.59	$13.02	$18.54
*Includes Market Value of Securities on Loan	$—	$—	$—	$574,126

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X MSCI China Communication Services ETF		Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI Greece ETF
Assets:
Cost of Investments	$11,615,007		$1,352,421	$9,777,971	$135,366,030
Cost of Repurchase Agreement	80,503		—	—	—
Cost of Foreign Currency	—		68	2,845	—
Investments, at Value	$7,972,803	*	$1,390,439	$7,164,304	$126,953,830
Repurchase Agreement, at Value	80,503		—	—	—
Cash	9,404		252	10,291	4,236
Foreign Currency, at Value	—		64	2,845	—
Dividend, Interest, and Securities Lending Income Receivable	150		—	—	244,090
Receivable for Investment Securities Sold	—		5,844	—	468,395
Reclaim Receivable	—		—	—	21,630
Total Assets	8,062,860		1,396,599	7,177,440	127,692,181
Liabilities:
Obligation to Return Securities Lending Collateral	192,774		—	—	—
Payable due to Investment Adviser	4,424		766	4,034	59,924
Unrealized Depreciation on Spot Contracts	—		1	1	219
Custodian Fees Payable	8		—	—	8,045
Total Liabilities	197,206		767	4,035	68,188
Net Assets	$7,865,654		$1,395,832	$7,173,405	$127,623,993
Net Assets Consist of:
Paid-in Capital	$19,859,804		$1,318,707	$10,593,992	$368,438,996
Total Distributable Earnings/(Loss)	(11,994,150)		77,125	(3,420,587)	(240,815,003)
Net Assets	$7,865,654		$1,395,832	$7,173,405	$127,623,993
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	510,000		90,002	740,002	4,745,644
Net Asset Value, Offering and Redemption Price Per Share	$15.42		$15.51	$9.69	$26.89
*Includes Market Value of Securities on Loan	$207,158		$—	$—	$—
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X DAX Germany ETF	Global X MSCI Portugal ETF		Global X MSCI Colombia ETF		Global X MSCI Argentina ETF
Assets:
Cost of Investments	$36,204,106	$12,439,640		$42,601,221		$53,107,061
Cost of Repurchase Agreement	—	40,968		2,074,134		837,175
Cost of Foreign Currency	2	67,304		14,142		19,448
Investments, at Value	$31,856,472	$8,982,201	*	$41,202,248	*	$34,487,460	*
Repurchase Agreement, at Value	—	40,968		2,074,134		837,175
Cash	—	—		55,332		36,985
Foreign Currency, at Value	2	67,510		14,096		19,565
Reclaim Receivable	112,258	193,242		—		—
Dividend, Interest, and Securities Lending Income Receivable	40,618	1,077		12,967		163,146
Total Assets	32,009,350	9,284,998		43,358,777		35,544,331
Liabilities:
Obligation to Return Securities Lending Collateral	—	98,102		4,966,763		2,004,716
Payable due to Investment Adviser	5,431	4,233		20,650		17,253
Unrealized Depreciation on Spot Contracts	—	262		—		—
Cash Overdraft	70,831	188,921		—		—
Custodian Fees Payable	116	382		352		20
Total Liabilities	76,378	291,900		4,987,765		2,021,989
Net Assets	$31,932,972	$8,993,098		$38,371,012		$33,522,342
Net Assets Consist of:
Paid-in Capital	$37,142,821	$28,804,921		$132,621,323		$76,501,817
Total Distributable Loss	(5,209,849)	(19,811,823)		(94,250,311)		(42,979,475)
Net Assets	$31,932,972	$8,993,098		$38,371,012		$33,522,342
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,200,000	850,000		1,199,699		1,054,975
Net Asset Value, Offering and Redemption Price Per Share	$26.61	$10.58		$31.98		$31.78
*Includes Market Value of Securities on Loan	$—	$93,071		$4,717,078		$1,957,229

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF	Global X MSCI Vietnam ETF
Assets:
Cost of Investments	$26,116,174	$46,672,555	$8,724,056
Cost of Foreign Currency	118,155	4,555,326	963
Investments, at Value	$19,795,639	$50,702,649	$7,720,536
Cash	—	—	15,248
Foreign Currency, at Value	118,078	4,546,751	962
Dividend, Interest, and Securities Lending Income Receivable	161,731	234,826	1,411
Receivable for Investment Securities Sold	—	128,313	—
Total Assets	20,075,448	55,612,539	7,738,157
Liabilities:
Payable due to Investment Adviser	11,044	573,592	3,391
Unrealized Depreciation on Forward Foreign Currency Contracts	—	260,991	—
Cash Overdraft	552,554	7,751,804	—
Custodian Fees Payable	6,108	20,130	—
Total Liabilities	569,706	8,606,517	3,391
Net Assets	$19,505,742	$47,006,022	$7,734,766
Net Assets Consist of:
Paid-in Capital	$64,008,854	$71,665,504	$8,761,191
Total Distributable Loss	(44,503,112)	(24,659,482)	(1,026,425)
Net Assets	$19,505,742	$47,006,022	$7,734,766
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	872,293	2,962,135	340,000
Net Asset Value, Offering and Redemption Price Per Share	$22.36	$15.87	$22.75

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Norway ETF	Global X FTSE Southeast Asia ETF
Assets:
Cost of Investments	$19,506,246	$121,478,209	$39,942,020
Cost of Foreign Currency	67,246	30,387	3,689
Investments, at Value	$21,529,956	$113,287,516	$42,094,779
Cash	—	22,350	33,316
Foreign Currency, at Value	64,379	30,387	3,689
Dividend, Interest, and Securities Lending Income Receivable	22,201	772,029	123,954
Reclaim Receivable	3,711	172,324	—
Total Assets	21,620,247	114,284,606	42,255,738
Liabilities:
Payable due to Investment Adviser	8,936	48,948	22,613
Cash Overdraft	27,679	—	—
Custodian Fees Payable	14,653	32	191
Total Liabilities	51,268	48,980	22,804
Net Assets	$21,568,979	$114,235,626	$42,232,934
Net Assets Consist of:
Paid-in Capital	$44,313,435	$163,035,730	$48,967,797
Total Distributable Loss	(22,744,456)	(48,800,104)	(6,734,863)
Net Assets	$21,568,979	$114,235,626	$42,232,934
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,030,000	3,826,111	2,740,000
Net Asset Value, Offering and Redemption Price Per Share	$20.94	$29.86	$15.41

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF
Investment Income:
Dividend Income	$6	$24,002	$24,483	$324,434
Interest Income	2	2	4	64
Security Lending Income	—	—	—	69,396
Less: Foreign Taxes Withheld	(1)	(899)	(95)	(2,934)
Total Investment Income	7	23,105	24,392	390,960
Supervision and Administration Fees(1)	21,572	23,916	55,218	1,400,767
Custodian Fees(2)	65	98	44	430
Total Expenses	21,637	24,014	55,262	1,401,197
Net Investment Loss	(21,630)	(909)	(30,870)	(1,010,237)
Net Realized Gain (Loss) on:
Investments(3)	1,065,742	(30,255)	(3,068,535)	(31,748,656)
Foreign Currency Transactions	(2,758)	(1,802)	(14,267)	2,346
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,062,984	(32,057)	(3,082,802)	(31,746,310)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	226,814	(1,045,158)	(1,233,381)	(151,651,955)
Foreign Currency Translations	143	(28)	(5)	(104)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	226,957	(1,045,186)	(1,233,386)	(151,652,059)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translations	1,289,941	(1,077,243)	(4,316,188)	(183,398,369)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,268,311	$(1,078,152)	$(4,347,058)	$(184,408,606)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF
Investment Income:
Dividend Income	$30,436	$7,685	$90,629	$40,301
Interest Income	—	—	18	—
Security Lending Income	—	—	—	1,406
Less: Foreign Taxes Withheld	(885)	(170)	(1,561)	(787)
Total Investment Income	29,551	7,515	89,086	40,920
Supervision and Administration Fees(1)	41,546	43,672	282,389	88,601
Custodian Fees(2)	1	—	80	82
Total Expenses	41,547	43,672	282,469	88,683
Net Investment Loss	(11,996)	(36,157)	(193,383)	(47,763)
Net Realized Gain (Loss) on:
Investments(3)	132,548	(1,593,692)	(11,364,394)	(2,333,971)
Foreign Currency Transactions	359	(276)	(10,472)	(33)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	132,907	(1,593,968)	(11,374,866)	(2,334,004)
Net Change in Unrealized Depreciation on:
Investments	(2,688,463)	(4,718,740)	(2,025,763)	(9,053,112)
Foreign Currency Translations	(2)	(2)	—	—
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(2,688,465)	(4,718,742)	(2,025,763)	(9,053,112)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(2,555,558)	(6,312,710)	(13,400,629)	(11,387,116)
Net Decrease in Net Assets Resulting from Operations	$(2,567,554)	$(6,348,867)	$(13,594,012)	$(11,434,879)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X MSCI China Communication Services ETF	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI Greece ETF
Investment Income:
Dividend Income	$79,666	$1,360	$18,039	$1,084,787
Interest Income	2	—	—	2
Security Lending Income	469	—	—	2,891
Less: Foreign Taxes Withheld	(643)	—	—	(68,526)
Total Investment Income	79,494	1,360	18,039	1,019,154
Supervision and Administration Fees(1)	35,138	5,251	21,176	356,293
Custodian Fees(2)	20	15	53	10,174
Total Expenses	35,158	5,266	21,229	366,467
Net Investment Income (Loss)	44,336	(3,906)	(3,190)	652,687
Net Realized Gain (Loss) on:
Investments(3)	(607,081)	68,118	(344,725)	4,176,064
Foreign Currency Transactions	(436)	75	(154)	(902)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(607,517)	68,193	(344,879)	4,175,162
Net Change in Unrealized Depreciation on:
Investments	(2,388,247)	(366,424)	(886,049)	(8,409,442)
Foreign Currency Translations	—	(5)	(6)	(2,362)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(2,388,247)	(366,429)	(886,055)	(8,411,804)
Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(2,995,764)	(298,236)	(1,230,934)	(4,236,642)
Net Decrease in Net Assets Resulting from Operations	$(2,951,428)	$(302,142)	$(1,234,124)	$(3,583,955)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X DAX Germany ETF	Global X MSCI Portugal ETF	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF
Investment Income:
Dividend Income	$644,687	$104,399	$1,928,546	$590,767
Interest Income	—	—	—	2
Security Lending Income	—	10,417	8,340	12,344
Less: Foreign Taxes Withheld	(31,525)	(15,660)	(61,781)	(149,140)
Total Investment Income	613,162	99,156	1,875,105	453,973
Supervision and Administration Fees(1)	37,562	26,478	118,995	93,573
Custodian Fees(2)	563	2,368	2,478	49
Total Expenses	38,125	28,846	121,473	93,622
Net Investment Income	575,037	70,310	1,753,632	360,351
Net Realized Gain (Loss) on:
Investments(3)	2,400,957	(294,538)	(2,604,038)	(171,375)
Foreign Currency Transactions	(739)	(582)	(59,301)	(14,367)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,400,218	(295,120)	(2,663,339)	(185,742)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(9,908,385)	(719,669)	2,882,437	(1,667,017)
Foreign Currency Translations	(9,763)	(17,872)	96	114
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(9,918,148)	(737,541)	2,882,533	(1,666,903)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translations	(7,517,930)	(1,032,661)	219,194	(1,852,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,942,893)	$(962,351)	$1,972,826	$(1,492,294)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF	Global X MSCI Vietnam ETF(1)
Investment Income:
Dividend Income	$934,060	$1,806,352	$11,876
Interest Income	—	11	—
Less: Foreign Taxes Withheld	(123,297)	(165,954)	—
Total Investment Income	810,763	1,640,409	11,876
Supervision and Administration Fees(2)	71,139	149,708	11,890
Custodian Fees(3)	9,513	37,038	124
Total Expenses	80,652	186,746	12,014
Net Investment Income (Loss)	730,111	1,453,663	(138)
Net Realized Loss on:
Investments(4)	(792,543)	(75,963)	(7,075)
Foreign Currency Transactions	(61,417)	(475,485)	(12,253)
Net Realized Loss on Investments and Foreign Currency Transactions	(853,960)	(551,448)	(19,328)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,374,807)	1,725,963	(1,003,520)
Forward Foreign Currency Contracts	—	(260,991)	—
Foreign Currency Translations	(3,980)	212,623	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts, and Foreign Currency Translations	(2,378,787)	1,677,595	(1,003,521)
Net Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts, and Foreign Currency Translations	(3,232,747)	1,126,147	(1,022,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,502,636)	$2,579,810	$(1,022,987)

(1)	The Fund commenced operations on December 7, 2021.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Norway ETF	Global X FTSE Southeast Asia ETF
Investment Income:
Dividend Income	$339,930	$2,140,142	$638,986
Interest Income	—	13	4
Less: Foreign Taxes Withheld	(29,434)	(474,259)	(48,402)
Total Investment Income	310,496	1,665,896	590,588
Supervision and Administration Fees(1)	52,598	235,605	118,792
Custodian Fees(2)	10,207	245	321
Total Expenses	62,805	235,850	119,113
Net Investment Income	247,691	1,430,046	471,475
Net Realized Gain (Loss) on:
Investments(3)	(34,481)	2,224,761	(898,563)
Foreign Currency Transactions	(11,486)	(25,486)	(6,414)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(45,967)	2,199,275	(904,977)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(34,145)	(12,084,635)	2,144,625
Foreign Currency Translations	258	(10,427)	(1,387)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(33,887)	(12,095,062)	2,143,238
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translations	(79,854)	(9,895,787)	1,238,261
Net Increase (Decrease) in Net Assets Resulting from Operations	$167,837	$(8,465,741)	$1,709,736

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Energy ETF		Global X MSCI China Materials ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$(21,630)	$134,694	$(909)	$79,985
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	1,062,984	(92,471)	(32,057)	(23,187)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	226,957	1,094,639	(1,045,186)	587,544
Net Increase (Decrease) in Net Assets Resulting from Operations	1,268,311	1,136,862	(1,078,152)	644,342
Distributions	(113,309)	(61,017)	(31,802)	(85,767)
Capital Share Transactions:
Issued	9,512,802	2,018,561	7,848,962	4,181,106
Redeemed	(11,113,725)	—	(9,137,160)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,600,923)	2,018,561	(1,288,198)	4,181,106
Total Increase (Decrease) in Net Assets	(445,921)	3,094,406	(2,398,152)	4,739,681
Net Assets:
Beginning of Year/Period	4,652,014	1,557,608	6,557,610	1,817,929
End of Year/Period	$4,206,093	$4,652,014	$4,159,458	$6,557,610
Share Transactions:
Issued	780,000	190,000	320,000	160,000
Redeemed	(870,000)	—	(380,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(90,000)	190,000	(60,000)	160,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Industrials ETF		Global X MSCI China Consumer Discretionary ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$(30,870)	$39,484	$(1,010,237)	$(33,596)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	(3,082,802)	110,632	(31,746,310)	96,720,744
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,233,386)	506,026	(151,652,059)	(172,971,644)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,347,058)	656,142	(184,408,606)	(76,284,496)
Distributions	(26,468)	(44,984)	—	(380,749)
Capital Share Transactions:
Issued	27,899,686	2,517,246	5,018,748	588,818,607
Redeemed	(20,586,502)	(1,984,822)	(164,890,069)	(255,768,042)
Increase (Decrease) in Net Assets from Capital Share Transactions	7,313,184	532,424	(159,871,321)	333,050,565
Total Increase (Decrease) in Net Assets	2,939,658	1,143,582	(344,279,927)	256,385,320
Net Assets:
Beginning of Year/Period	3,157,733	2,014,151	649,503,028	393,117,708
End of Year/Period	$6,097,391	$3,157,733	$305,223,101	$649,503,028
Share Transactions:
Issued	1,670,000	160,000	240,000	16,210,000
Redeemed	(1,410,000)	(120,000)	(6,550,000)	(7,870,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	260,000	40,000	(6,310,000)	8,340,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Consumer Staples ETF		Global X MSCI China Health Care ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$(11,996)	$167,186	$(36,157)	$(8,868)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	132,907	878,489	(1,593,968)	1,644,823
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,688,465)	(986,348)	(4,718,742)	(2,513,462)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,567,554)	59,327	(6,348,867)	(877,507)
Distributions	(590,655)	(165,719)	—	(7,709)
Capital Share Transactions:
Issued	—	3,451,698	2,062,026	14,751,520
Redeemed	(1,985,847)	(5,194,967)	(483,683)	(7,902,991)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,985,847)	(1,743,269)	1,578,343	6,848,529
Total Increase (Decrease) in Net Assets	(5,144,056)	(1,849,661)	(4,770,524)	5,963,313
Net Assets:
Beginning of Year/Period	15,573,969	17,423,630	16,619,770	10,656,457
End of Year/Period	$10,429,913	$15,573,969	$11,849,246	$16,619,770
Share Transactions:
Issued	—	100,000	110,000	500,000
Redeemed	(70,000)	(170,000)	(20,000)	(280,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(70,000)	(70,000)	90,000	220,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Financials ETF		Global X MSCI China Information Technology ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$(193,383)	$2,318,915	$(47,763)	$132,770
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	(11,374,866)	503,715	(2,334,004)	787,182
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,025,763)	(1,299,229)	(9,053,112)	(1,700,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,594,012)	1,523,401	(11,434,879)	(780,964)
Distributions	(1,628,993)	(1,869,196)	(687,477)	(266,120)
Capital Share Transactions:
Issued	78,399,842	27,548,622	4,888,074	16,904,921
Redeemed	(72,105,266)	(26,173,070)	(5,412,326)	(5,876,490)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,294,576	1,375,552	(524,252)	11,028,431
Total Increase (Decrease) in Net Assets	(8,928,429)	1,029,757	(12,646,608)	9,981,347
Net Assets:
Beginning of Year/Period	48,756,289	47,726,532	30,813,236	20,831,889
End of Year/Period	$39,827,860	$48,756,289	$18,166,628	$30,813,236
Share Transactions:
Issued	5,340,000	1,720,000	170,000	500,000
Redeemed	(5,660,000)	(1,690,000)	(250,000)	(190,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(320,000)	30,000	(80,000)	310,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Communication Services ETF		Global X MSCI China Utilities ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$44,336	$34,943	$(3,906)	$69,303
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	(607,517)	(1,732,970)	68,193	70,662
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,388,247)	(1,335,467)	(366,429)	505,954
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,951,428)	(3,033,494)	(302,142)	645,919
Distributions	—	(201,302)	(71,239)	(63,139)
Return of Capital	—	(30,513)	—	—
Capital Share Transactions:
Redeemed	(1,520,074)	(1,381,816)	(183,369)	—
Decrease in Net Assets from Capital Share Transactions	(1,520,074)	(1,381,816)	(183,369)	—
Total Increase (Decrease) in Net Assets	(4,471,502)	(4,647,125)	(556,750)	582,780
Net Assets:
Beginning of Year/Period	12,337,156	16,984,281	1,952,582	1,369,802
End of Year/Period	$7,865,654	$12,337,156	$1,395,832	$1,952,582
Share Transactions:
Redeemed	(90,000)	(50,000)	(10,000)	—
Net Decrease in Shares Outstanding from Share Transactions	(90,000)	(50,000)	(10,000)	—

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Real Estate ETF		Global X MSCI Greece ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$(3,190)	$216,343	$652,687	$2,748,557
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	(344,879)	(344,770)	4,175,162	(22,332,006)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(886,055)	(935,733)	(8,411,804)	85,495,557
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,234,124)	(1,064,160)	(3,583,955)	65,912,108
Distributions	(126,670)	(311,838)	(2,590,139)	(3,402,946)
Capital Share Transactions:
Issued	4,129,450	626,443	9,234,765	10,058,149
Redeemed	—	(2,126,313)	(27,264,841)	(29,754,751)
Increase (Decrease) in Net Assets from Capital Share Transactions	4,129,450	(1,499,870)	(18,030,076)	(19,696,602)
Total Increase (Decrease) in Net Assets	2,768,656	(2,875,868)	(24,204,170)	42,812,560
Net Assets:
Beginning of Year/Period	4,404,749	7,280,617	151,828,163	109,015,603
End of Year/Period	$7,173,405	$4,404,749	$127,623,993	$151,828,163
Share Transactions:
Issued	370,000	50,000	320,000	410,000
Redeemed	—	(130,000)	(1,000,000)	(1,150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	370,000	(80,000)	(680,000)	(740,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X DAX Germany ETF		Global X MSCI Portugal ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$575,037	$729,263	$70,310	$499,075
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	2,400,218	(1,315,725)	(295,120)	(1,224,498)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(9,918,148)	9,284,357	(737,541)	5,936,190
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,942,893)	8,697,895	(962,351)	5,210,767
Distributions	(433,050)	(1,062,843)	(67,552)	(509,812)
Capital Share Transactions:
Issued	4,247,857	12,449,491	—	—
Redeemed	(8,971,445)	—	(981,987)	(6,865,055)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,723,588)	12,449,491	(981,987)	(6,865,055)
Total Increase (Decrease) in Net Assets	(12,099,531)	20,084,543	(2,011,890)	(2,164,100)
Net Assets:
Beginning of Year/Period	44,032,503	23,947,960	11,004,988	13,169,088
End of Year/Period	$31,932,972	$44,032,503	$8,993,098	$11,004,988
Share Transactions:
Issued	140,000	390,000	—	—
Redeemed	(280,000)	—	(90,000)	(610,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(140,000)	390,000	(90,000)	(610,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X MSCI Argentina ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$1,753,632	$908,881	$360,351	$367,527
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	(2,663,339)	(2,294,198)	(185,742)	5,051,501
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,882,533	13,372,523	(1,666,903)	8,391,450
Net Increase (Decrease) in Net Assets Resulting from Operations	1,972,826	11,987,206	(1,492,294)	13,810,478
Distributions	(529,771)	(1,240,682)	(260,229)	(163,672)
Capital Share Transactions:
Issued	5,767,466	—	2,891,802	7,640,472
Redeemed	(10,670,311)	(3,096,228)	(2,426,975)	(24,897,995)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,902,845)	(3,096,228)	464,827	(17,257,523)
Total Increase (Decrease) in Net Assets	(3,459,790)	7,650,296	(1,287,696)	(3,610,717)
Net Assets:
Beginning of Year/Period	41,830,802	34,180,506	34,810,038	38,420,755
End of Year/Period	$38,371,012	$41,830,802	$33,522,342	$34,810,038
Share Transactions:
Issued	200,000	—	80,000	250,000
Redeemed	(360,000)	(110,000)	(80,000)	(820,000)
Net Decrease in Shares Outstanding from Share Transactions	(160,000)	(110,000)	—	(570,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Pakistan ETF		Global X MSCI Nigeria ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$730,111	$2,127,510	$1,453,663	$2,165,472
Net Realized Gain (Loss) on Investments, Forward Foreign Currency Contracts, and Foreign Currency Transactions (1)	(853,960)	1,227,822	(551,448)	149,837
Net Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts, and Foreign Currency Translations	(2,378,787)	(2,514,010)	1,677,595	4,351,171
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,502,636)	841,322	2,579,810	6,666,480
Distributions	(779,554)	(1,563,198)	(2,165,774)	(2,273,637)
Capital Share Transactions:
Issued	—	7,796,942	—	—
Redeemed	(1,179,537)	(17,662,995)	—	—
Decrease in Net Assets from Capital Share Transactions	(1,179,537)	(9,866,053)	—	—
Total Increase (Decrease) in Net Assets	(4,461,727)	(10,587,929)	414,036	4,392,843
Net Assets:
Beginning of Year/Period	23,967,469	34,555,398	46,591,986	42,199,143
End of Year/Period	$19,505,742	$23,967,469	$47,006,022	$46,591,986
Share Transactions:
Issued	—	250,000	—	—
Redeemed	(50,000)	(590,000)	—	—
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(340,000)	—	—

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Vietnam ETF	Global X MSCI Next Emerging & Frontier ETF
	Period Ended April 30, 2022(1) (Unaudited)	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$(138)	$247,691	$438,105
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (2)	(19,328)	(45,967)	270,765
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,003,521)	(33,887)	3,879,134
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,022,987)	167,837	4,588,004
Distributions	(3,438)	(226,590)	(448,516)
Capital Share Transactions:
Issued	8,761,191	—	3,497,177
Increase in Net Assets from Capital Share Transactions	8,761,191	—	3,497,177
Total Increase (Decrease) in Net Assets	7,734,766	(58,753)	7,636,665
Net Assets:
Beginning of Year/Period	—	21,627,732	13,991,067
End of Year/Period	$7,734,766	$21,568,979	$21,627,732
Share Transactions:
Issued	340,000	—	180,000
Net Increase in Shares Outstanding from Share Transactions	340,000	—	180,000
(1)	The Fund commenced operations on December 7, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Southeast Asia ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021‡	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$1,430,046	$1,350,068	$471,475	$1,396,343
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	2,199,275	94,788	(904,977)	(553,468)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(12,095,062)	18,083,257	2,143,238	6,420,014
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,465,741)	19,528,113	1,709,736	7,262,889
Distributions	(374,974)	(1,549,127)	(1,013,965)	(630,414)
Return of Capital	—	(28,009)	—	—
Capital Share Transactions:
Issued	48,330,119	19,132,549	6,493,843	13,865,571
Redeemed	(29,189,031)	(9,932,744)	(732,880)	(5,703,002)
Merger(2)	—	43,214,538	—	—
Increase in Net Assets from Capital Share Transactions	19,141,088	52,414,343	5,760,963	8,162,569
Total Increase in Net Assets	10,300,373	70,365,320	6,456,734	14,795,044
Net Assets:
Beginning of Year/Period	103,935,253	33,569,933	35,776,200	20,981,156
End of Year/Period	$114,235,626	$103,935,253	$42,232,934	$35,776,200
Share Transactions:
Issued	1,570,000	605,315	420,000	970,000
Redeemed	(990,860)	(376,536)	(50,000)	(400,000)
Merger(2)	—	1,350,000	—	—
Net Increase in Shares Outstanding from Share Transactions	579,140	1,578,779	370,000	570,000

‡
On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, the financial information for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund (See Note 10 in Notes to Financial Statements).

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).
(2)	See Note 10 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MSCI China Energy ETF
2022 (Unaudited)	11.93	(0.04)	2.29	2.25	(0.16)	—
2021	7.79	0.48	3.93	4.41	(0.27)	—
2020	10.43	0.44	(2.66)	(2.22)	(0.42)	—
2019	11.82	0.30	(1.12)	(0.82)	(0.57)	—
2018	11.69	0.49	0.05	0.54	(0.41)	—
2017	10.56	0.41	0.93	1.34	(0.21)	—
Global X MSCI China Materials ETF
2022 (Unaudited)	25.22	—	(4.34)	(4.34)	(0.08)	—
2021	18.18	0.43	7.12	7.55	(0.51)	—
2020	14.50	0.32	3.93	4.25	(0.57)	—
2019	15.97	0.52	(0.99)	(0.47)	(1.00)	—
2018	21.59	0.46	(5.84)	(5.38)	(0.24)	—
2017	13.42	0.38	7.95	8.33	(0.16)	—
Global X MSCI China Industrials ETF
2022 (Unaudited)	16.62	(0.03)	(3.01)	(3.04)	(0.03)	—
2021	13.43	0.21	3.27	3.48	(0.29)	—
2020	12.92	0.23	0.49	0.72	(0.21)	—
2019	13.59	0.27	(0.49)	(0.22)	(0.45)	—
2018	16.06	0.29	(2.41)	(2.12)	(0.35)	—
2017	12.57	0.24	3.45	3.69	(0.20)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.16)	14.02	19.18	4,206	0.65	†	(0.65	)†	87.35
—	(0.27)	11.93	57.88	4,652	0.67		4.74		51.48
—	(0.42)	7.79	(22.05)	1,558	0.66		5.02		34.18
—	(0.57)	10.43	(7.04)	1,564	0.66		2.67		109.41
—	(0.41)	11.82	4.77	2,955	0.65		4.00		14.60
—	(0.21)	11.69	13.13	1,754	0.65		3.82		11.85

—	(0.08)	20.80	(17.21)	4,159	0.65	†	(0.02	)†	75.34
—	(0.51)	25.22	41.80	6,558	0.66		1.70		26.64
—	(0.57)	18.18	29.88	1,818	0.66		1.95		36.02
—	(1.00)	14.50	(3.13)	2,175	0.66		3.30		65.67
—	(0.24)	15.97	(25.20)	2,395	0.66		2.27		26.95
—	(0.16)	21.59	62.79	5,397	0.65		2.19		49.80

—	(0.03)	13.55	(18.31)	6,097	0.65	†	(0.36	)†	69.63
—	(0.29)	16.62	26.08	3,158	0.66		1.28		66.09
—	(0.21)	13.43	5.57	2,014	0.66		1.71		19.54
—	(0.45)	12.92	(1.66)	1,938	0.66		1.99		80.17
—	(0.35)	13.59	(13.44)	2,038	0.66		1.92		18.28
—	(0.20)	16.06	29.88	4,015	0.65		1.68		21.53

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MSCI China Consumer Discretionary ETF
2022 (Unaudited)	29.94	(0.06)	(10.03)	(10.09)	—	—
2021	29.45	—	0.51 ^	0.51	(0.02)	—
2020	17.68	0.04	11.89	11.93	(0.16)	—
2019	13.57	0.16	4.35	4.51	(0.40)	—
2018	17.44	0.20	(3.95)	(3.75)	(0.12)	—
2017	11.97	0.24	5.40	5.64	(0.17)	—
Global X MSCI China Consumer Staples ETF
2022 (Unaudited)	29.38	(0.03)	(5.47)	(5.50)	(0.18)	(1.03)
2021	29.04	0.26	0.34 ^	0.60	(0.21)	(0.05)
2020	21.08	0.31	8.41	8.72	(0.25)	(0.51)
2019(1)	15.00	0.28	5.93	6.21	(0.13)	—
Global X MSCI China Health Care ETF
2022 (Unaudited)	24.81	(0.05)	(9.17)	(9.22)	—	—
2021	23.68	(0.01)	1.16 ^	1.15	(0.02)	—
2020	17.70	0.03	6.06	6.09	(0.04)	(0.07)
2019(1)	15.00	0.09	2.64	2.73	(0.03)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	—	19.85	(33.70)	305,223	0.65	†	(0.47	)†	11.00
—	(0.02)	29.94	1.73	649,503	0.65		—		34.56
—	(0.16)	29.45	67.98	393,118	0.65		0.21		32.56
—	(0.40)	17.68	34.20	156,486	0.65		1.03		83.41
—	(0.12)	13.57	(21.70)	120,102	0.65		1.11		17.92
—	(0.17)	17.44	47.90	156,050	0.65		1.67		34.72

—	(1.21)	22.67	(19.56)	10,430	0.65	†	(0.19	)†	8.18
—	(0.26)	29.38	1.97	15,574	0.65		0.82		35.56
—	(0.76)	29.04	42.48	17,424	0.65		1.21		44.54
—	(0.13)	21.08	41.48	2,109	0.67	†	1.66	†	29.25

—	—	15.59	(37.16)	11,849	0.65	†	(0.54	)†	8.29
—	(0.02)	24.81	4.84	16,620	0.65		(0.05)		29.41
—	(0.11)	23.68	34.62	10,656	0.65		0.16		31.60
—	(0.03)	17.70	18.22	2,655	0.66	†	0.60	†	12.20

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	The Fund commenced operations on December 7, 2018.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MSCI China Financials ETF
2022 (Unaudited)	14.42	(0.03)	(1.01)	(1.04)	(0.36)	—
2021	14.25	0.62	0.07 ^	0.69	(0.52)	—
2020	15.83	0.41	(1.50)	(1.09)	(0.49)	—
2019	15.39	0.67	0.65	1.32	(0.88)	—
2018	17.63	0.48	(2.38)	(1.90)	(0.34)	—
2017	13.80	0.39	3.70	4.09	(0.26)	—
Global X MSCI China Information Technology ETF
2022 (Unaudited)	29.07	(0.04)	(9.92)	(9.96)	(0.02)	(0.55)
2021	27.78	0.12	1.46 ^	1.58	(0.12)	(0.17)
2020	17.92	0.09	10.03	10.12	(0.10)	(0.16)
2019(1)	15.00	0.19	2.81	3.00	(0.08)	—
Global X MSCI China Communication Services ETF
2022 (Unaudited)	20.56	0.08	(5.22)	(5.14)	—	—
2021	26.13	0.06	(5.27)	(5.21)	(0.31)	—
2020	22.18	0.16	3.96	4.12	(0.17)	—
2019	22.40	0.09	(0.21)	(0.12)	(0.10)	—
2018	29.24	0.07	(6.23)	(6.16)	(0.68)	—
2017	23.23	0.28	6.69	6.97	(0.96)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.36)	13.02	(7.35)	39,828	0.65	†	(0.45	)†	24.93
—	(0.52)	14.42	4.65	48,756	0.65		4.00		21.42
—	(0.49)	14.25	(7.24)	47,727	0.65		2.72		21.72
—	(0.88)	15.83	8.95	60,160	0.66		4.11		54.17
—	(0.34)	15.39	(11.04)	30,784	0.66		2.67		15.09
—	(0.26)	17.63	30.32	50,251	0.65		2.58		19.12

—	(0.57)	18.54	(34.89)	18,167	0.65	†	(0.35	)†	22.41
—	(0.29)	29.07	5.58	30,813	0.65		0.39		52.48
—	(0.26)	27.78	57.01	20,832	0.65		0.37		29.01
—	(0.08)	17.92	20.06	1,792	0.66	†	1.29	†	36.75

—	—	15.42	(25.00)	7,866	0.65	†	0.82	†	16.67
(0.05)	(0.36)	20.56	(20.27)	12,337	0.65		0.22		65.54
—	(0.17)	26.13	18.61	16,984	0.65		0.67		27.78
—	(0.10)	22.18	(0.54)	21,071	0.66		0.39		114.67
—	(0.68)	22.40	(21.70)	24,645	0.65		0.24		33.79
—	(0.96)	29.24	31.56	19,007	0.65		1.14		42.59

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	The Fund commenced operations on December 7, 2018.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MSCI China Utilities ETF
2022 (Unaudited)	19.53	(0.04)	(3.18)	(3.22)	(0.35)	(0.45)
2021	13.70	0.69	5.77	6.46	(0.63)	—
2020	15.81	0.39	(2.09)	(1.70)	(0.35)	(0.06)
2019(1)	15.00	0.33	0.60	0.93	(0.12)	—
Global X MSCI China Real Estate ETF
2022 (Unaudited)	11.90	(0.01)	(1.95)	(1.96)	(0.25)	—
2021	16.18	0.59	(4.09)	(3.50)	(0.78)	—
2020	17.23	0.81	(1.17)	(0.36)	(0.69)	—
2019(1)	15.00	0.67	1.82	2.49	(0.26)	—
Global X MSCI Greece ETF
2022 (Unaudited)	27.98	0.14	(0.66)	(0.52)	(0.57)	—
2021	17.68	0.47	10.36	10.83	(0.53)	—
2020(2)	29.91	0.66	(12.20)	(11.54)	(0.69)	—
2019(2)	23.04	0.63	6.87	7.50	(0.63)	—
2018(2)	27.90	0.57	(4.77)	(4.20)	(0.66)	—
2017(2)	22.05	0.45	5.85	6.30	(0.45)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.80)	15.51	(17.46)	1,396	0.65	†	(0.48	)†	31.77
—	(0.63)	19.53	48.14	1,953	0.67		4.11		44.06
—	(0.41)	13.70	(10.92)	1,370	0.66		2.78		37.12
—	(0.12)	15.81	6.24	1,581	0.66	†	2.42	†	28.26

—	(0.25)	9.69	(16.61)	7,173	0.65	†	(0.10	)†	15.47
—	(0.78)	11.90	(22.77)	4,405	0.66		3.80		38.66
—	(0.69)	16.18	(2.55)	7,281	0.66		4.73		25.75
—	(0.26)	17.23	16.56	1,723	0.65	†	4.44	†	14.00

—	(0.57)	26.89	(1.81)	127,624	0.57	†	1.01	†	14.18
—	(0.53)	27.98	61.52	151,828	0.56		1.76		38.42
—	(0.69)	17.68	(39.39)	109,016	0.58		2.81		28.48
—	(0.63)	29.91	33.57	338,840	0.57		2.43		12.67
—	(0.66)	23.04	(15.63)	257,901	0.59		1.98		16.38
—	(0.45)	27.90	29.04	349,788	0.61		1.69		21.59

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on December 7, 2018.
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020. For more information see Note 9 in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X DAX Germany ETF(1)
2022 (Unaudited)	32.86	0.46	(6.38)	(5.92)	(0.33)	—
2021	25.21	0.62	7.95	8.57	(0.92)	—
2020	27.28	0.87	(2.64)	(1.77)	(0.30)	—
2019(2)	25.92	0.67	1.82	2.49	(1.11)	—
2018(2)	31.25	0.77	(5.75)‡	(4.98)	(0.35)	—
2017(2)	24.73	0.48	6.91	7.39	(0.83)	—
Global X MSCI Portugal ETF
2022 (Unaudited)	11.71	0.08	(1.14)	(1.06)	(0.07)	—
2021	8.50	0.36	3.22	3.58	(0.37)	—
2020	10.71	0.23	(2.16)	(1.93)	(0.28)	—
2019	11.24	0.36	(0.11)	0.25	(0.78)	—
2018	12.49	0.36	(1.25)	(0.89)	(0.36)	—
2017	9.88	0.36	2.65	3.01	(0.40)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.33)	26.61	(18.18)	31,933	0.20	†	3.06	†	5.18
—	(0.92)	32.86	34.06	44,033	0.20	+	1.90		24.22
—	(0.30)	25.21	(6.53)	23,948	0.20	+	3.30		10.93
(0.02)	(1.13)	27.28	9.98	16,370	0.21	+	2.65		15.36
—	(0.35)	25.92	(16.05) @	16,851	0.20		2.57		7.00
(0.04)	(0.87)	31.25	30.40	17,186	0.38		1.74		9.00

—	(0.07)	10.58	(9.06)	8,993	0.60	†	1.46	†	22.34
—	(0.37)	11.71	42.30	11,005	0.58		3.26		53.05
—	(0.28)	8.50	(18.37)	13,169	0.58		2.34		25.19
—	(0.78)	10.71	2.72	22,487	0.58		3.41		20.74
—	(0.36)	11.24	(7.26)	25,295	0.57		2.91		21.05
—	(0.40)	12.49	31.88	63,705	0.60		3.31		25.31

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
+
Effective March 1, 2021, the Fund’s management fees were permanently lowered to 0.20%. Prior to March1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.27%, 0.45% and 0.46% for the years ended October 31, 2021,October 31, 2020 and October 31, 2019, respectively.

‡	Includes a $0.10 gain per share derived from a payment from the prior administrator of the Predecessor Fund
@	Before payment from the prior administrator of the Predecessor Fund for the loss resulting from an error, the total return for the period would have been (16.37%).
(1)	The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(2)
As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund (See Note 1 in Notes to Financial Statements).

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MSCI Colombia ETF
2022 (Unaudited)	30.76	1.38	0.21	1.59	(0.37)	—
2021	23.26	0.64	7.73	8.37	(0.87)	—
2020(1)	38.16	1.14	(15.00)	(13.86)	(1.04)	—
2019(1)	34.72	1.04	3.96	5.00	(1.56)	—
2018(1)	38.24	0.84	(3.64)	(2.80)	(0.72)	—
2017(1)	36.88	0.72	1.16	1.88	(0.52)	—
Global X MSCI Argentina ETF
2022 (Unaudited)	33.00	0.36	(1.31)	(0.95)	(0.27)	—
2021	23.64	0.26	9.21	9.47	(0.11)	—
2020	21.83	0.06	1.83	1.89	(0.08)	—
2019	25.36	0.29	(3.26)	(2.97)	(0.56)	—
2018	32.05	0.35	(6.87)	(6.52)	(0.17)	—
2017	23.69	0.07	8.37	8.44	(0.08)	—
Global X MSCI Pakistan ETF
2022 (Unaudited)	25.99	0.82	(3.60)	(2.78)	(0.85)	—
2021	27.38	1.93	(1.77)	0.16	(1.55)	—
2020(1)	26.32	0.68	1.17	1.85	(0.79)	—
2019(1)	41.04	1.52	(13.88)	(12.36)	(2.36)	—
2018(1)	54.24	1.88	(10.72)	(8.84)	(1.76)	(2.60)
2017(1)	60.92	3.00	(7.60)	(4.60)	(2.08)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.37)	31.98	5.32	38,371	0.62	†	8.99	†	30.96
—	(0.87)	30.76	35.98	41,831	0.61		2.21		16.08
—	(1.04)	23.26	(36.91)	34,181	0.62		3.91		20.85
—	(1.56)	38.16	15.05	72,282	0.62		2.81		18.05
—	(0.72)	34.72	(7.55)	82,282	0.62	@	2.01		39.15
—	(0.52)	38.24	5.24	92,984	0.62	@	1.83		40.93

—	(0.27)	31.78	(2.88)	33,522	0.59	†	2.27	†	26.90
—	(0.11)	33.00	40.09	34,810	0.59		0.85		31.35
—	(0.08)	23.64	8.61	38,421	0.60		0.25		49.17
—	(0.56)	21.83	(12.08)	59,482	0.60		1.08		28.88
—	(0.17)	25.36	(20.48)	89,391	0.60	‡	1.07		34.46
—	(0.08)	32.05	35.79	183,468	0.65	‡	0.24		24.45

—	(0.85)	22.36	(10.80)	19,506	0.77	†	6.98	†	9.56
—	(1.55)	25.99	0.02	23,967	0.76		6.59		41.83
—	(0.79)	27.38	6.99	34,555	0.90		2.44		52.38
—	(2.36)	26.32	(30.73)	41,804	0.88		5.14		19.09
—	(4.36)	41.04	(17.53)	40,024	0.87		3.84		44.05
—	(2.08)	54.24	(8.25)	53,576	0.89		4.64		65.51

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded,the ratio would have been 0.66% and 0.74% for the years ended October 31, 2018 and 2017, respectively.

@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded,the ratio would have been 0.68% and 0.81% for the years ended October 31, 2018 and 2017, respectively.

(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020 (See Note 9 in theNotes to Financial Statements).

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MSCI Nigeria ETF
2022 (Unaudited)	15.73	0.49	0.38	0.87	(0.73)	—
2021	14.25	0.73	1.52	2.25	(0.77)	—
2020	12.23	0.80	1.30	2.10	(0.08)	—
2019	17.98	0.87	(4.96)	(4.09)	(1.66)	—
2018	21.43	0.73	(3.76)	(3.03)	(0.42)	—
2017(1)	17.24	0.54	4.07	4.61	(0.42)	—
Global X MSCI Vietnam ETF
2022(2) (Unaudited)	25.64	—	(2.86)	(2.86)	(0.03)	—
Global X MSCI Next Emerging & Frontier ETF
2022 (Unaudited)	21.00	0.24	(0.08)	0.16	(0.22)	—
2021	16.46	0.46	4.56	5.02	(0.48)	—
2020	20.09	0.41	(3.55)	(3.14)	(0.49)	—
2019	20.22	0.55	0.31	0.86	(0.99)	—
2018	23.28	0.59	(3.24)	(2.65)	(0.41)	—
2017	20.15	0.40	3.21	3.61	(0.48)	—
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.73)	15.87	6.10	47,006	0.85	†	6.60	†	1.17
—	(0.77)	15.73	16.11	46,592	0.91		5.02		5.79
—	(0.08)	14.25	17.25	42,199	0.89		6.81		18.79
—	(1.66)	12.23	(24.55)	32,561	0.89		5.70		45.62
—	(0.42)	17.98	(14.46)	40,675	0.88		3.29		62.52
—	(0.42)	21.43	27.52	64,559	1.07		2.99		21.07

—	(0.03)	22.75	(11.16)	7,735	0.51	†	(0.01	)†	2.30

—	(0.22)	20.94	0.78	21,569	0.59	†	2.31	†	9.42
—	(0.48)	21.00	30.74	21,628	0.63		2.31		28.62
—	(0.49)	16.46	(15.85)	13,991	0.70		2.36		31.66
—	(0.99)	20.09	4.29	18,077	0.66		2.66		78.67
—	(0.41)	20.22	(11.66)	13,145	0.55		2.54		14.62
—	(0.48)	23.28	18.53	16,294	0.56		1.89		7.93

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on March 16, 2017 (See Note 9 in theNotes to Financial Statements).
(2)	The Fund commenced operations on December 7, 2021.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MSCI Norway ETF(1)
2022 (Unaudited)	32.01	0.46	(2.46)	(2.00)	(0.15)	—
2021	20.12	0.42	11.94	12.36	(0.46)	—
2020(2)	24.52	0.42	(4.38)	(3.96)	(0.44)	—
2019(2)	29.31	0.88	(3.78)	(2.90)	(1.89)	—
2018(2)	28.32	0.78	1.01	1.79	(0.80)	—
2017(2)	23.22	0.86	4.91	5.77	(0.67)	—
Global X FTSE Southeast Asia ETF
2022 (Unaudited)	15.10	0.19	0.56	0.75	(0.44)	—
2021	11.66	0.62	3.09	3.71	(0.27)	—
2020	15.95	0.37	(4.27)	(3.90)	(0.39)	—
2019	15.32	0.44	0.91	1.35	(0.72)	—
2018	15.91	0.49	(0.81)	(0.32)	(0.27)	—
2017	13.72	0.32	2.23	2.55	(0.36)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.15)	29.86	(6.29)	114,236	0.50	†	3.04	†	7.33
(0.01)	(0.47)	32.01	64.44	103,935	0.50		3.09		9.74
—	(0.44)	20.12	(16.32)	33,570	0.50		1.92		8.38
—	(1.89)	24.52	(9.77)	78,323	0.50		3.36		9.63
—	(0.80)	29.31	6.47	163,471	0.50		2.64		9.55
—	(0.67)	28.32	25.53	164,736	0.50		3.41		9.53

—	(0.44)	15.41	5.12	42,233	0.65	†	2.58	†	8.98
—	(0.27)	15.10	31.94	35,776	0.65		4.27		13.46
—	(0.39)	11.66	(24.82)	20,981	0.65		2.77		5.98
—	(0.72)	15.95	8.94	26,323	0.65		2.76		7.01
—	(0.27)	15.32	(2.15)	17,614	0.65		2.94		11.98
—	(0.36)	15.91	19.19	14,320	0.65		2.23		7.78

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into theGlobal X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together,the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a resultof the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed theperformance and accounting history of the Acquired Fund. Accordingly, performance figures for theCombined Fund for periods prior to the date of the Reorganization represent the performance of theAcquired Fund (See Note 1 in Notes to Financial Statements).

(2)
Per share data for the Acquired Fund has been restated for periods prior to the reorganization to reflect theconversion ratio of 0.4766 in effect on the reorganization date of October 29, 2021 (See Note 1 in Notes toFinancial Statements).

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)
April 30, 2022

1. ORGANIZATION
Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2022, the Trust had one hundred and two portfolios, ninety-four of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI China Energy ETF, Global X MSCI China Materials ETF, Global X MSCI China Industrials ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF, Global X MSCI China Financials ETF, Global X MSCI China Information Technology ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Utilities ETF, Global X MSCI China Real Estate ETF, Global X MSCI Greece ETF, Global X DAX Germany ETF, Global X MSCI Portugal ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Pakistan ETF, Global X MSCI Nigeria ETF, Global X MSCI Vietnam ETF, Global X MSCI Next Emerging & Frontier ETF, Global X MSCI Norway ETF and Global X FTSE Southeast Asia ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X MSCI Next Emerging & Frontier ETF) has elected non-diversified status.
Global X MSCI Vietnam ETF commenced operations on December 7, 2021.
On August 4, 2021, the Board of Trustees (the “Board”) of the Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free reorganization (the “Reorganization”) of the Global X MSCI Norway ETF (the “Acquired Fund”) with and into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”). The Agreement provided for: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of the shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on  or  promptly  after  the  Closing  Date  as  provided  in  the  Agreement,  of  the  Acquiring  Fund  Shares  to  the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Combined Fund, and the Combined Fund was renamed the Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund. See Note 10 in the Notes to Financial Statements.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

1. ORGANIZATION (continued)
On December 24, 2018, the shareholders of the Horizons DAX Germany ETF (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets to the Global X DAX Germany ETF (the “Germany Fund”) and the assumption of certain of the liabilities of the Predecessor Fund; (b) the issuance of shares of the Germany Fund to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 24, 2018. The Germany Fund had no operations prior to the Reorganization. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Germany Fund. The financial statements and financial highlights include the financial information of the Predecessor Fund through December 21, 2018.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Significant Accounting Policies followed by the Funds.
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2022, there were securities valued using

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
the Fair Value Procedures of $16,990, $3, $272,453, $6,889, $12 and $5,381 in the Global X MSCI China Materials ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Real Estate ETF, Global X MSCI Greece ETF, Global X MSCI Portugal ETF and Global X MSCI Vietnam ETF, respectively. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.
The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2022. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
MSCI China Real Estate ETF
Assets	Fair Value at 4/30/22	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$94,121	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	10.0%
Common Stock	$77,774	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	10.0%
Common Stock	$100,558	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	30.0%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2022. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of April 30, 2022, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements*	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X MSCI China Consumer Discretionary ETF
BNP Paribas	$1,660,349	$1,660,349	$–	$–
Global X MSCI China Information Technology ETF
BNP Paribas	238,642	238,642	–	–
Global X MSCI China Communication Services ETF
BNP Paribas	80,503	80,503	–	–
Global X MSCI Portugal ETF
BNP Paribas	40,968	40,968	–	–
Global X MSCI Colombia ETF
BNP Paribas	2,074,134	2,074,134	–	–
Global X MSCI Argentina ETF
BNP Paribas	837,175	837,175	–	–

*	Repurchase agreements with an overnight and continuous maturity.
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet  the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.  The Funds did not record any tax positions in the current period; however,

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
management’s conclusion regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.
As of and during the period ended April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.  During the reporting period, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
FOREIGN CURRENCY CONTRACTS - To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency  futures  contracts  to  facilitate  local  settlements  or  to  protect  against  currency  exposure  in  connection

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
with  its distributions to shareholders.  Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars.
Liquid assets equal to the amount of a Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund’s price to sell the currency or (ii) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if a Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund’s price to buy the currency or (ii) lower than the Fund’s price to buy the currency, provided the Fund segregates liquid assets in the amount of the difference. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency exchange contracts and foreign currency futures contracts as of April 30, 2022 if applicable.
For the period ended April 30, 2022, the average balances of forward foreign currency exchange contracts for Global X MSCI Nigeria ETF were as follows:
Average Monthly Notional Balance Short	$2,611,231
Ending Monthly Notional Balance Short	$3,195,132

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at April 30, 2022	Redemption Fee

Global X MSCI China Energy ETF	10,000	$800	$140,200	$800
Global X MSCI China Materials ETF	10,000	1,500	208,000	1,500
Global X MSCI China Industrials ETF	10,000	2,100	135,500	2,100
Global X MSCI China Consumer Discretionary ETF	10,000	3,500	198,500	3,500
Global X MSCI China Consumer Staples ETF	10,000	1,300	226,700	1,300
Global X MSCI China Health Care ETF	10,000	1,400	155,900	1,400
Global X MSCI China Financials ETF	10,000	4,500	130,200	4,500
Global X MSCI China Information Technology ETF	10,000	1,900	185,400	1,900
Global X MSCI China Communication Services ETF	10,000	800	154,200	800
Global X MSCI China Utilities ETF	10,000	1,000	155,100	1,000
Global X MSCI China Real Estate ETF	10,000	1,200	96,900	1,200
Global X MSCI Greece ETF	10,000	500	268,900	500
Global X DAX Germany ETF	10,000	500	266,100	500
Global X MSCI Portugal ETF	10,000	700	105,800	700
Global X MSCI Colombia ETF	10,000	1,500	319,800	1,500
Global X MSCI Argentina ETF	10,000	500	317,800	500
Global X MSCI Pakistan ETF	10,000	2,800	223,600	2,800
Global X MSCI Nigeria ETF	10,000	2,000	158,700	2,000
Global X MSCI Vietnam ETF	10,000	1,000	227,500	1,000
Global X MSCI Next Emerging & Frontier ETF	10,000	9,500	209,400	9,500
Global X MSCI Norway ETF	10,000	1,200	298,600	1,200
Global X FTSE Southeast Asia ETF	10,000	2,100	154,100	2,100

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.
For the Adviser’s service to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
The following table discloses supervision and administration fees payable pursuant to theSupervision and Administration Agreement:
Supervision and Administration Fee
Global X MSCI China Energy ETF	0.65%
Global X MSCI China Materials ETF	0.65%
Global X MSCI China Industrials ETF	0.65%
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI China Consumer Staples ETF	0.65%
Global X MSCI China Health Care ETF	0.65%
Global X MSCI China Financials ETF	0.65%
Global X MSCI China Information Technology ETF	0.65%
Global X MSCI China Communication Services ETF	0.65%
Global X MSCI China Utilities ETF	0.65%
Global X MSCI China Real Estate ETF	0.65%
Global X MSCI Greece ETF	0.55%
Global X DAX Germany ETF*	0.20%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Colombia ETF	0.61%
Global X MSCI Argentina ETF	0.59%
Global X MSCI Pakistan ETF	0.68%
Global X MSCI Nigeria ETF	0.68%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X MSCI Norway ETF	0.50%
Global X FTSE Southeast Asia ETF	0.65%

*Effective August 1, 2017, Horizons ETFs Management (US) LLC (the “Predecessor Adviser”), contractually agreed to waive a portion of its management fee, which was 0.45% of the average daily net assets of the Predecessor Fund, and/or reimburse fees or expenses to 0.20% of the average daily net assets until July 31, 2019. The Board approved an Expense Limitation Agreement whereby the Adviser, effective as of the Reorganization, contractually agreed to reimburse or waive fees and/or limit the Germany Fund’s expenses to the extent necessary to assure that operating expenses (exclusive of taxes, brokerage fees, commissions and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.20% of the Germany Fund’s average daily net assets per year until March 1, 2021. The Board voted to permanently reduce the Germany Fund’s fees to 0.20% and end the expense limitation agreement as of March 1, 2021.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:
	Purchases	Maturities
Global X MSCI China Energy ETF	$10,605,935	$5,444,409
Global X MSCI China Materials ETF	8,541,429	5,221,592
Global X MSCI China Industrials ETF	27,263,585	11,620,227
Global X MSCI China Consumer Discretionary ETF	48,834,166	65,765,951
Global X MSCI China Consumer Staples ETF	1,049,784	2,605,482
Global X MSCI China Health Care ETF	2,756,714	1,132,976
Global X MSCI China Financials ETF	79,421,097	19,128,291
Global X MSCI China Information Technology ETF	7,487,824	6,066,213
Global X MSCI China Communication Services ETF	1,807,531	2,239,625
Global X MSCI China Utilities ETF	517,585	590,258
Global X MSCI China Real Estate ETF	4,736,555	997,160
Global X MSCI Greece ETF	18,560,720	20,515,545
Global X DAX Germany ETF	2,067,571	1,959,881
Global X MSCI Portugal ETF	2,189,233	2,222,975
Global X MSCI Colombia ETF	12,214,479	13,757,471
Global X MSCI Argentina ETF	8,618,157	8,634,672
Global X MSCI Pakistan ETF	2,014,041	3,252,871
Global X MSCI Nigeria ETF	505,499	810,775
Global X MSCI Vietnam ETF	8,882,214	151,083
Global X MSCI Next Emerging & Frontier ETF	2,043,208	2,028,533
Global X MSCI Norway ETF	7,315,711	6,914,986
Global X FTSE Southeast Asia ETF	3,681,047	3,313,307

During the period ended April 30, 2022, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

4. INVESTMENT TRANSACTIONS (continued)
For the period ended April 30, 2022, in-kind transactions associated with creations and redemptions were:
	Purchases		Sales and Maturities	Realized Gain/(Loss)
Global X MSCI China Energy ETF	$	−	$6,786,326	$943,464
Global X MSCI China Materials ETF		−	4,632,446	580,323
Global X MSCI China Industrials ETF		2,920,451	11,322,051	(815,245)
Global X MSCI China Consumer Discretionary ETF		1,314,066	144,406,384	7,558,300
Global X MSCI China Consumer Staples ETF		−	1,017,488	38,580
Global X MSCI China Health Care ETF		278,196	356,276	38,610
Global X MSCI China Financials ETF		915,081	56,609,290	(5,846,152)
Global X MSCI China Information Technology ETF		289,439	2,950,700	91,739
Global X MSCI China Communication Services ETF		−	1,040,304	39,809
Global X MSCI China Utilities ETF		−	136,022	40,192
Global X MSCI China Real Estate ETF		258,416	−	−
Global X MSCI Greece ETF		9,264,633	27,274,653	7,199,660
Global X DAX Germany ETF		4,238,518	8,954,597	2,409,300
Global X MSCI Portugal ETF		−	977,381	83,316
Global X MSCI Colombia ETF		2,285,138	4,403,589	211,289
Global X MSCI Argentina ETF		2,531,900	2,095,679	479,464
Global X MSCI Norway ETF		48,304,091	29,169,214	3,681,181
Global X FTSE Southeast Asia ETF		5,308,745	554,714	98,510

For the year ended October 31, 2021, in-kind transactions associated with creations and redemptions were:
		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X MSCI China Energy ETF	$111,311	$-	$-
Global X MSCI China Industrials ETF	273,230	1,099,252	203,864
Global X MSCI China Consumer Discretionary ETF	284,156,253	228,660,338	102,367,348
Global X MSCI China Consumer Staples ETF	31,911	2,609,453	412,650
Global X MSCI China Health Care ETF	2,761,065	5,847,110	2,134,514
Global X MSCI China Financials ETF	400,031	20,423,206	1,576,656
Global X MSCI China Information Technology ETF	1,204,555	3,770,916	1,035,933
Global X MSCI China Communication Services ETF	-	1,011,778	306,996
Global X MSCI China Real Estate ETF	38,209	1,906,593	(4,649)
Global X MSCI Greece ETF	7,478,674	29,804,079	5,632,545
Global X DAX Germany ETF	11,769,692	-	-
Global X MSCI Portugal ETF	-	6,892,180	1,359,203
Global X MSCI Colombia ETF	-	1,276,631	13,177
Global X MSCI Argentina ETF	6,736,472	21,472,310	6,090,932
Global X MSCI Next Emerging & Frontier ETF	1,705,838	-	-
Global X MSCI Norway ETF	19,136,665	9,941,298	1,734,999
Global X FTSE Southeast Asia ETF	11,016,619	4,702,736	1,090,982

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the periods ended October 31, 2021 and  2020  were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI China Energy ETF
2021	$61,017	$–	$–	$61,017
2020	68,891	–	–	68,891
Global X MSCI China Materials ETF
2021	$85,767	$–	$–	$85,767
2020	57,446	–	–	57,446
Global X MSCI China Industrials ETF
2021	$44,984	$–	$–	$44,984
2020	31,434	–	–	31,434
Global X MSCI China Consumer Discretionary ETF
2021	$380,749	$–	$–	$380,749
2020	1,388,311	–	–	1,388,311
Global X MSCI China Consumer Staples ETF
2021	$165,719	$–	$–	$165,719
2020	136,194	255	–	136,449
Global X MSCI China Health Care ETF
2021	$7,709	$–	$–	$7,709
2020	16,313	–	–	16,313
Global X MSCI China Financials ETF
2021	$1,869,196	$–	$–	$1,869,196
2020	1,795,211	–	–	1,795,211
Global X MSCI China Information Technology ETF
2021	$254,780	$11,340	$–	$266,120
2020	53,606	–	–	53,606
Global X MSCI China Communication Services ETF
2021	$201,302	$–	$30,513	$231,815
2020	133,251	–	–	133,251
Global X MSCI China Utilities ETF
2021	$63,139	$–	$–	$63,139
2020	40,333	–	–	40,333

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

5. TAX INFORMATION (continued)
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI China Real Estate ETF
2021	$311,838	$–	$–	$311,838
2020	171,559	–	–	171,559
Global X MSCI Greece ETF
2021	$3,402,946	$–	$–	$3,402,946
2020	6,932,583	–	–	6,932,583
Global X DAX Germany ETF
2021	$1,062,843	$–	$–	$1,062,843
2020	221,929	–	–	221,929
Global X MSCI Portugal ETF
2021	$509,812	$–	$–	$509,812
2020	491,011	–	–	491,011
Global X MSCI Colombia ETF
2021	$1,240,682	$–	$–	$1,240,682
2020	1,868,308	–	–	1,868,308
Global X MSCI Argentina ETF
2021	$163,672	$–	$–	$163,672
2020	231,396	–	–	231,396
Global X MSCI Pakistan ETF
2021	$1,563,198	$–	$–	$1,563,198
2020	1,334,151	–	–	1,334,151
Global X MSCI Nigeria ETF
2021	$2,273,637	$–	$–	$2,273,637
2020	235,024	–	–	235,024
Global X MSCI Next Emerging & Frontier ETF
2021	$448,516	$–	$–	$448,516
2020	425,178	–	–	425,178
Global X MSCI Norway ETF
2021	$1,549,127	$–	$28,009	$1,577,136
2020	1,003,442	–	–	1,003,442
Global X FTSE Southeast Asia ETF
2021	$630,414	$–	$–	$630,414
2020	646,024	–	–	646,024

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

5. TAX INFORMATION (continued)
As of October 31, 2021, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF
Undistributed Ordinary Income	$113,308	$21,101	$20,179
Capital Loss Carryforwards	(1,671,077)	(2,020,267)	(2,880,670)
Unrealized Appreciation on Investments and Foreign Currency	401,321	558,280	241,296
Other Temporary Differences	(3)	2	(1)
Total Accumulated Losses	$(1,156,451)	$(1,440,884)	$(2,619,196)

	Global X Funds
	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
Undistributed Ordinary Income	$–	$80,672	$–
Undistributed Long-Term Capital Gain	–	504,089	–
Capital Loss Carryforwards	(67,994,653)	–	(258,019)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(90,825,957)	1,561,187	(1,392,761)
Other Temporary Differences	(9)	1	1
Total Distributable Earnings (Accumulated Losses)	$(158,820,619)	$2,145,949	$(1,650,779)

	Global X Funds
	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF	Global X MSCI China Communication Services ETF
Undistributed Ordinary Income	$1,628,991	$24,916	$–
Undistributed Long-Term Capital Gain	–	662,560	–
Capital Loss Carryforwards	(6,626,347)	–	(7,236,583)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(10,110,021)	463,513	(1,806,141)
Other Temporary Differences	(5)	1	2
Total Distributable Earnings (Accumulated Losses)	$(15,107,382)	$1,150,990	$(9,042,722)

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

5. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI Greece ETF
Undistributed Ordinary Income	$36,539	$115,824	$2,209,364
Undistributed Long-Term Capital Gain	34,700	–	–
Capital Loss Carryforwards	–	(408,299)	(222,325,440)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	379,264	(1,767,325)	(14,524,816)
Other Temporary Differences	3	7	(17)
Total Distributable Earnings (Accumulated Losses)	$450,506	$(2,059,793)	$(234,640,909)

	Global X Funds
	Global X DAX Germany ETF	Global X MSCI Portugal ETF	Global X MSCI Colombia ETF
Undistributed Ordinary Income	$83,228	$59,018	$340,494
Capital Loss Carryforwards	(2,935,878)	(15,840,876)	(87,681,992)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	5,018,745	(3,000,061)	(8,351,866)
Other Temporary Differences	(1)	(1)	(2)
Total Distributable Earnings (Accumulated Losses)	$2,166,094	$(18,781,920)	$(95,693,366)

	Global X Funds
	Global X MSCI Argentina ETF	Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF
Undistributed Ordinary Income	$222,255	$680,674	$2,085,071
Capital Loss Carryforwards	(22,026,533)	(33,524,636)	(23,634,403)
Unrealized Depreciation on Investments and Foreign Currency	(19,422,671)	(8,376,955)	(3,524,180)
Other Temporary Differences	(3)	(5)	(6)
Total Accumulated Losses	$(41,226,952)	$(41,220,922)	$(25,073,518)

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

5. TAX INFORMATION (continued)
	Global X Funds
	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Norway ETF	Global X FTSE Southeast Asia ETF
Undistributed Ordinary Income	$202,628	$142,787	$948,184
Capital Loss Carryforwards	(24,621,331)	(43,534,491)	(7,778,767)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,733,002	3,432,325	(600,050)
Other Temporary Differences	(2)	(10)	(1)
Total Accumulated Losses	$(22,685,703)	$(39,959,389)	$(7,430,634)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:
	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Energy ETF	$380,247	$1,290,830	$1,671,077
Global X MSCI China Materials ETF	176,578	1,843,689	2,020,267
Global X MSCI China Industrials ETF	416,838	2,463,832	2,880,670
Global X MSCI China Consumer Discretionary ETF	23,211,376	44,783,277	67,994,653
Global X MSCI China Health Care ETF	258,019	–	258,019
Global X MSCI China Financials ETF	5,208,744	1,417,603	6,626,347
Global X MSCI China Communication Services ETF	4,143,497	3,093,086	7,236,583
Global X MSCI China Real Estate ETF	158,937	249,362	408,299
Global X MSCI Greece ETF	74,626,295	147,699,145	222,325,440
Global X DAX Germany ETF	824,610	2,111,268	2,935,878
Global X MSCI Portugal ETF	3,563,933	12,276,943	15,840,876
Global X MSCI Colombia ETF	24,877,974	62,804,018	87,681,992
Global X MSCI Argentina ETF	3,251,003	18,775,530	22,026,533
Global X MSCI Pakistan ETF	1,147,774	32,376,862	33,524,636
Global X MSCI Nigeria ETF	6,706,291	16,928,112	23,634,403
Global X MSCI Next Emerging & Frontier ETF	6,024,660	18,596,671	24,621,331
Global X MSCI Norway ETF	11,226,787	32,307,704	43,534,491	*
Global X FTSE Southeast Asia ETF	2,370,660	5,408,107	7,778,767

* The utilization of this amount is subject to limitation under IRC sections 382-384.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

5. TAX INFORMATION (continued)

During the year ended October 31, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Energy ETF	$–	$71,270	$71,270
Global X MSCI China Materials ETF	–	68,619	68,619
Global X MSCI China Consumer Discretionary ETF	78,352	6,821,656	6,900,008
Global X MSCI China Health Care ETF	–	2,145	2,145
Global X MSCI China Utilities ETF	5,007	42,157	47,164
Global X MSCI Argentina ETF	180,686	–	180,686
Global X MSCI Pakistan ETF	115,602	93,651	209,253
Global X MSCI Nigeria ETF	8,320	–	8,320
Global X MSCI Next Emerging & Frontier ETF	88,454	136,074	224,528

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2022 were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI China Energy ETF	$3,802,211	$986,266	$(206,806)	$779,460
Global X MSCI China Materials ETF	4,538,330	409,675	(783,008)	(373,333)
Global X MSCI China Industrials ETF	7,053,854	148,739	(1,107,322)	(958,583)
Global X MSCI China Consumer Discretionary ETF	536,970,564	14,193,767	(242,052,087)	(227,858,320)
Global X MSCI China Consumer Staples ETF	11,475,574	1,975,604	(3,032,255)	(1,056,651)
Global X MSCI China Health Care ETF	17,638,146	342,350	(6,144,341)	(5,801,991)
Global X MSCI China Financials ETF	51,509,883	764,644	(12,378,639)	(11,613,995)
Global X MSCI China Information Technology ETF	26,357,532	1,343,542	(8,985,422)	(7,641,880)
Global X MSCI China Communication Services ETF	11,695,510	781,153	(4,423,357)	(3,642,204)
Global X MSCI China Utilities ETF	1,352,421	255,751	(217,733)	38,018
Global X MSCI China Real Estate ETF	9,777,971	246,762	(2,860,429)	(2,613,667)
Global X MSCI Greece ETF	135,366,030	23,805,022	(32,217,222)	(8,412,200)
Global X DAX Germany ETF	36,204,106	1,490,091	(5,837,725)	(4,347,634)
Global X MSCI Portugal ETF	12,480,608	265,002	(3,722,441)	(3,457,439)
Global X MSCI Colombia ETF	44,675,355	3,817,678	(5,216,651)	(1,398,973)
Global X MSCI Argentina ETF	53,944,236	2,045,365	(20,664,966)	(18,619,601)
Global X MSCI Pakistan ETF	26,116,174	441,993	(6,762,528)	(6,320,535)
Global X MSCI Nigeria ETF	46,672,555	9,156,193	(5,126,099)	4,030,094
Global X MSCI Vietnam ETF	8,724,056	177,784	(1,181,304)	(1,003,520)
Global X MSCI Next Emerging & Frontier ETF	19,506,246	4,169,693	(2,145,983)	2,023,710
Global X MSCI Norway ETF	121,478,209	6,597,300	(14,787,993)	(8,190,693)
Global X FTSE Southeast Asia ETF	39,942,020	4,150,953	(1,998,194)	2,152,759

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

5. TAX INFORMATION (continued)
The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.
In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.
Substantially less information  may be publicly available about emerging market country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying indexes).

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

6. CONCENTRATION OF RISKS (continued)
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.
The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions regarding the impact of this transition remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.
Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell  company  has

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

6. CONCENTRATION OF RISKS (continued)
no  equity  ownership  of  the  VIE,  these  contractual  arrangements  permit  the  shell  company  to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk  that  the  Chinese  government  could  prohibit  the  existence  of  such  structures  or  negatively  impact  the  VIE’s contractual arrangements with the listed shell company by declaring them invalid.  If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.
On June 3, 2021, President Biden expanded upon the previously issued executive order that prohibited U.S. persons from transacting in publicly traded securities designated by the U.S. Department of Defense as “Communist Chinese Military Companies“ or “CCMCs“ or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. President Biden’s Executive Order retains the structure of the investment-based CCMC sanctions program introduced in late 2020 but expands the prohibitions to address threats from the use of Chinese surveillance technology outside the People’s Republic of China and the development or use of

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

6. CONCENTRATION OF RISKS (continued)
Chinese surveillance technology to facilitate repression or serious human rights abuse (the “Executive Order”).
Under the Executive Order, U.S. persons will be prohibited from engaging in the purchase or sale of publicly traded securities, as well as securities derivative of, or designed to provide investment exposure to, such securities. This prohibition took effect on August 2, 2021 for entities listed in the Appendix to the Executive Order (and 60 days after designation, with respect to subsequently designated entities). In addition, U.S. persons were required to divest of targeted securities of entities listed in the Appendix to the Executive Order by June 3, 2022 (or 365 days from designation, with respect to subsequently designated entities).
The Executive Order replaces the previous list of CCMCs with a new Non-SDN Chinese Military Industrial Complex Companies List. The U.S. Department of the Treasury, rather than the U.S. Department of Defense, will drive designations going forward.
These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of  certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.
Also, if an affected security is included in a Fund’s underlying index, such Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of the underlying index. The use of (or increased use of) a representative sampling strategy may increase such Fund’s tracking error risk. Actions barring some or all transactions with a specific company will likely have a substantial, negative impact on the value of such company’s securities. These sanctions may also lead to changes in a Fund’s underlying index. A Fund’s index provider may remove securities from the underlying index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that a Fund will rebalance its portfolio to bring it in line with its respective underlying index as a result of any such changes, which may result in transaction costs and increased tracking error.
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

7. LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depository Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the security lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the  collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
At April 30, 2022, the following Funds had securities on loan, by counterparty:

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X MSCI China Consumer Discretionary ETF
Citigroup Global Markets Inc.	$647,783	$681,120
Goldman Sachs & Co.	2,481,581	3,009,448
J.P. Morgan Securities LLC	271,209	285,338
Total	$3,400,573	$3,975,906

Global X MSCI China Information Technology ETF
BNP Paribas Securities Corp	$364,472	$350,900	(1)
BofA Securities Inc.	77,283	81,428
Citigroup Global Markets Inc.	132,371	139,129
Total	$574,126	$571,457

Global X MSCI China Communication Services ETF
Citigroup Global Markets Inc.	$207,158	$192,774	(1)

Global X MSCI Portugal ETF
Barclays Capital Inc.	$13,072	$14,000
BofA Securities Inc.	19,865	20,760
J.P. Morgan Securities LLC	17,974	19,250
SG Americas Securities LLC	42,160	44,092
Total	$93,071	$98,102

Global X MSCI Colombia ETF
BofA Securities Inc.	$259,376	$277,990
Citigroup Global Markets Inc.	178	188
Credit Suisse Securities LLC	48,036	51,483
Goldman Sachs & Co.	447,948	469,752
Morgan Stanley & Co. LLC	3,302,805	3,469,675
National Financial Services LLC	658,735	697,675
Total	$4,717,078	$4,966,763

Global X MSCI Argentina ETF
BofA Securities Inc.	$201,666	$220,400
Goldman Sachs & Co.	772,952	805,766
J.P. Morgan Securities LLC	719,811	758,050
UBS Securities LLC	219,000	183,750
Wells Fargo Securities LLC	43,800	36,750
Total	$1,957,229	$2,004,716

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)
(1) It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective April 28, 2020, each of the Global X MSCI Colombia ETF,  Global X MSCI Greece ETF and Global X MSCI Pakistan ETF executed a reverse share split for shareholders of record after the close of markets on April  27, 2020. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

Fund Name	Ratio
Global X MSCI Colombia ETF	1:4
Global X MSCI Greece ETF	1:3
Global X MSCI Pakistan	1:4

Effective March 16, 2017, the Global X MSCI Nigeria ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on March 15, 2017. The effect of this transaction was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the NAV per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

10. MERGER
Effective October 29, 2021, the Global X FTSE Nordic Region ETF (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Global X MSCI Norway ETF (the “Acquired Fund”) pursuant to a Plan of Reorganization approved by the Board of Directors on August 4, 2021. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Acquiring Fund, each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund.
The acquisition was accomplished by a tax-free exchange as follows:
3,980,000 shares of the Acquired Fund, with net assets of $60,723,560 and including $673,023 of net unrealized depreciation for 1,896,973 shares of the Acquiring Fund with net assets of $43,214,538.  For every 1 share of the Acquired Fund, shareholders received 0.4766 shares of the Acquiring Fund. Immediately following the acquisition, the Combined Fund held 3,246,971 shares with net assets of $103,938,098.
Assuming that the reorganization had been completed on November 1, 2020, the Acquiring Fund’s pro forma results of operations for the year ended October 31, 2021 would have been as follows:

Net investment income	$2,153,445
Net realized and unrealized gain (loss) from investments	26,735,503
Net increase (decrease) in net assets from operations	$28,888,948

11. REGULATORY MATTERS
In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted a related recordkeeping rule, (together with Rule 2a-5, the “Rules”) and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the Rules by September 8, 2022. Management is currently assessing the potential impact of the new Rules on the Funds’ financial statements.

Notes to Financial Statements (Unaudited) (Concluded)
April 30, 2022

12. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2021 through April 30, 2022.
The table on the next page illustrates the Funds’ costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that a Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI China Energy ETF
Actual Fund Return	$1,000.00	$1,191.80	0.65%	$3.53
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Materials ETF
Actual Fund Return	$1,000.00	$827.90	0.65%	$2.95
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Industrials ETF
Actual Fund Return	$1,000.00	$816.90	0.65%	$2.93
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Consumer Discretionary ETF
Actual Fund Return	$1,000.00	$663.00	0.65%	$2.68
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Consumer Staples ETF
Actual Fund Return	$1,000.00	$804.40	0.65%	$2.91
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Health Care ETF
Actual Fund Return	$1,000.00	$628.40	0.65%	$2.62
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Financials ETF
Actual Fund Return	$1,000.00	$926.50	0.65%	$3.10
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Information Technology ETF
Actual Fund Return	$1,000.00	$651.10	0.65%	$2.66
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Communication Services ETF
Actual Fund Return	$1,000.00	$750.00	0.65%	$2.82
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Utilities ETF
Actual Fund Return	$1,000.00	$825.40	0.65%	$2.94
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X MSCI China Real Estate ETF
Actual Fund Return	$1,000.00	$833.90	0.65%	$2.96
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$981.90	0.57%	$2.80
Hypothetical 5% Return	1,000.00	1,021.97	0.57	2.86

Global X DAX Germany ETF
Actual Fund Return	$1,000.00	$818.20	0.20%	$0.90
Hypothetical 5% Return	1,000.00	1,023.80	0.20	1.00

Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$909.40	0.60%	$2.84
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$1,053.20	0.62%	$3.16
Hypothetical 5% Return	1,000.00	1,021.72	0.62	3.11

Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$971.20	0.59%	$2.88
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96

Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$892.00	0.77%	$3.61
Hypothetical 5% Return	1,000.00	1,020.98	0.77	3.86

Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$1,061.00	0.85%	$4.34
Hypothetical 5% Return	1,000.00	1,020.58	0.85	4.26

Global X MSCI Vietnam ETF*
Actual Fund Return	$1,000.00	$888.40	0.51%	$1.90	(2)
Hypothetical 5% Return	1,000.00	1,022.27	0.51	2.56

Global X MSCI Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$1,007.80	0.59%	$2.94
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96

Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$937.10	0.50%	$2.40
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51

Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$1,051.20	0.65%	$3.31
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Disclosure of Fund Expenses (Unaudited) (Concluded)

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 144/365 (to reflect the period from inception to date).
*	The Fund commenced operations on December 7, 2021.

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Global X Funds (the “Trust”) held by videoconference on August 4, 20211 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the Global X MSCI Vietnam ETF (the “New Fund”) and (ii) the initial Supervision and Administration Agreement between the Trust (the “New Supervision and Administration Agreement”), on behalf of the New Fund, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”
At a Board meeting of the Trust held via videoconference November 12, 20211, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”
In advance of the Board meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests

[1]
This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Approval of Investment Advisory Agreement (Unaudited) (Continued)

for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.
NEW FUND AGREEMENTS
In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
●	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;
●	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;
●
Global X Management’s responsibilities under the New Fund Agreements, among other things, to: (i) manage the investment operations of the New Funds and the composition of the New Fund’s assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

●	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the New Fund; and
●
the quality of Global X Management’s resources and personnel that would continue to be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Approval of Investment Advisory Agreement (Unaudited) (Continued)

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the New Fund by Global X Management.
Performance
The Board determined that, because the New Fund had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.
Cost of Services and Profitability
With respect to this factor, the Board considered:
●	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;
●
the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Fund require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

●
the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
●
comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds.  The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;

Approval of Investment Advisory Agreement (Unaudited) (Continued)

●
the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

●
that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
●	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;
●	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund are attractive to investors; and
●	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Approval of Investment Advisory Agreement (Unaudited) (Continued)

Other Benefits
In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the case of the New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
●	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
●	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;
●
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and

Approval of Investment Advisory Agreement (Unaudited) (Continued)

proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

●
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

●
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.
Performance
The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.
Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

Approval of Investment Advisory Agreement (Unaudited) (Continued)

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
●
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

●
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

●
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

Economies of Scale
With respect to this factor, the Board considered:
●	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;
●
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

●	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (Unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
 Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-SA-002-1100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Luis Berruga
Luis Berruga
President

Date: July 7, 2022

By (Signature and Title)

/s/ John Belanger
John Belanger
Chief Financial Officer

Date: July 7, 2022